Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 28.3%
Australia - 1.0%
Ampol Ltd.	2,348	$ 51,026
ANZ Group Holdings Ltd.	28,773	474,699
APA Group	11,562	61,700
Aristocrat Leisure Ltd.	5,909	155,197
ASX Ltd.	1,890	69,411
Aurizon Holdings Ltd.	18,873	42,349
BHP Group Ltd.	49,827	1,417,605
BlueScope Steel Ltd.	4,464	55,795
Brambles Ltd.	13,692	126,063
Cochlear Ltd.	642	105,389
Coles Group Ltd.	13,115	131,206
Commonwealth Bank of Australia	16,334	1,049,879
Computershare Ltd.	5,619	93,787
CSL Ltd.	4,597	741,275
Dexus, REIT	10,646	49,967
EBOS Group Ltd.	1,553	31,833
Endeavour Group Ltd.	13,833	46,871
Fortescue Metals Group Ltd.	16,335	219,714
Goodman Group, REIT	16,670	229,901
GPT Group, REIT	18,924	47,452
IDP Education Ltd.	2,452	33,706
IGO Ltd.	6,898	56,148
Insurance Australia Group Ltd.	23,451	85,642
Lendlease Corp. Ltd.	7,062	32,601
Lottery Corp. Ltd.	21,892	66,436
Macquarie Group Ltd.	3,603	388,555
Medibank Pvt Ltd.	26,369	58,322
Mineral Resources Ltd.	1,694	73,660
Mirvac Group, REIT	38,931	53,315
National Australia Bank Ltd.	29,965	560,063
Newcrest Mining Ltd.	8,713	137,362
Northern Star Resources Ltd.	11,234	75,552
Orica Ltd.	4,424	44,344
Origin Energy Ltd.	16,780	94,725
Pilbara Minerals Ltd. (A)	25,977	71,818
Qantas Airways Ltd. (B)	8,740	29,108
QBE Insurance Group Ltd.	14,580	147,269
Quintis Australia Pty Ltd. (C) (D) (E)	1,725,383	1
Ramsay Health Care Ltd.	1,800	60,030
REA Group Ltd.	516	51,198
Reece Ltd.	2,200	26,352
Rio Tinto Ltd.	3,646	266,183
Santos Ltd.	32,286	163,990
Scentre Group, REIT	51,300	81,139
SEEK Ltd.	3,266	46,344
Sonic Healthcare Ltd.	4,400	84,304
South32 Ltd.	44,884	97,829
Stockland, REIT	23,821	60,038
Suncorp Group Ltd.	12,328	110,730
Telstra Group Ltd.	40,135	99,348
Transurban Group	30,546	249,226
Treasury Wine Estates Ltd.	7,108	56,349
Vicinity Ltd., REIT	38,284	41,722
Washington H Soul Pattinson & Co. Ltd.	2,307	48,340
Wesfarmers Ltd.	11,080	376,569
Westpac Banking Corp.	33,911	461,135
WiseTech Global Ltd.	1,606	67,169
Woodside Energy Group Ltd.	18,697	438,655
Woolworths Group Ltd.	11,985	287,579

		10,383,975

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.1%
Erste Group Bank AG	11,750	$ 407,713
OMV AG	1,660	79,538
Verbund AG	741	60,363
voestalpine AG	1,334	36,444

		584,058

Belgium - 0.2%
Ageas SA	1,599	65,982
Anheuser-Busch InBev SA	8,629	479,049
D’ieteren Group	215	36,347
Elia Group SA	286	28,015
Groupe Bruxelles Lambert NV (D)	614	45,785
Groupe Bruxelles Lambert NV	366	27,304
KBC Group NV	8,337	521,277
Sofina SA	150	30,417
Solvay SA	739	81,920
UCB SA	1,242	101,818
Umicore SA	2,064	48,990
Warehouses De Pauw CVA, REIT	1,558	38,610

		1,505,514

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (B)	1,364	108,724
Everest Group Ltd.	168	62,441

		171,165

Canada - 1.7%
Agnico Eagle Mines Ltd.	4,780	217,207
Air Canada (B)	1,661	23,700
Algonquin Power & Utilities Corp. (A)	6,631	39,251
Alimentation Couche-Tard, Inc.	7,718	391,966
AltaGas Ltd.	2,729	52,340
ARC Resources Ltd. (A)	5,960	95,132
Bank of Montreal	7,008	591,185
Bank of Nova Scotia (A)	11,590	519,491
Barrick Gold Corp.	17,345	251,954
BCE, Inc.	729	27,829
Brookfield Asset Management Ltd., A Shares	3,405	113,462
Brookfield Corp.	13,598	425,185
BRP, Inc.	364	27,552
CAE, Inc. (B)	3,135	73,190
Cameco Corp.	4,253	168,742
Canadian Apartment Properties, REIT	833	27,647
Canadian Imperial Bank of Commerce (A)	8,868	342,315
Canadian National Railway Co.	5,523	598,106
Canadian Natural Resources Ltd.	10,830	700,392
Canadian Pacific Kansas City Ltd. (A)	9,102	676,560
Canadian Tire Corp. Ltd., Class A (A)	540	58,065
Canadian Utilities Ltd., Class A	1,309	27,659
CCL Industries, Inc., Class B	1,507	63,254
Cenovus Energy, Inc.	14,116	293,908
CGI, Inc. (B)	2,039	200,980
Constellation Software, Inc.	203	419,088
Descartes Systems Group, Inc. (B)	862	63,267
Dollarama, Inc.	2,768	190,708
Element Fleet Management Corp.	3,861	55,403
Emera, Inc.	2,598	90,703
Empire Co. Ltd., Class A	1,565	42,574
Enbridge, Inc.	19,745	654,896
Fairfax Financial Holdings Ltd.	225	183,673
First Quantum Minerals Ltd.	5,781	136,582
FirstService Corp. (A)	402	58,472
Fortis, Inc.	4,610	175,100
Franco-Nevada Corp.	1,830	244,310

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
George Weston Ltd.	632	$ 70,089
GFL Environmental, Inc.	2,242	71,193
Gildan Activewear, Inc.	1,704	47,761
Great-West Lifeco, Inc.	2,723	77,906
Hydro One Ltd. (G)	3,188	81,164
iA Financial Corp., Inc.	1,036	64,986
IGM Financial, Inc. (A)	836	21,204
Imperial Oil Ltd.	1,979	121,894
Intact Financial Corp.	1,664	242,595
Ivanhoe Mines Ltd., Class A (B)	5,982	51,265
Keyera Corp.	2,181	51,207
Kinross Gold Corp.	12,456	56,766
Loblaw Cos. Ltd.	1,618	137,469
Lululemon Athletica, Inc. (B)	447	172,368
Lundin Mining Corp.	6,315	47,098
Magna International, Inc.	2,599	139,283
Manulife Financial Corp.	18,249	333,473
Metro, Inc.	2,249	116,801
National Bank of Canada	3,287	218,359
Northland Power, Inc.	2,388	38,890
Nutrien Ltd. (A)	4,687	289,450
Nuvei Corp. (G)	643	9,643
Onex Corp.	684	40,202
Open Text Corp. (A)	2,611	91,637
Pan American Silver Corp. (A)	3,542	51,269
Parkland Corp.	1,397	40,863
Pembina Pipeline Corp.	5,315	159,812
Power Corp. of Canada (A)	5,802	147,714
Quebecor, Inc., Class B	1,536	32,920
RB Global, Inc.	1,739	108,879
Restaurant Brands International, Inc.	2,889	192,387
RioCan, REIT	1,470	19,557
Rogers Communications, Inc., Class B	3,437	131,964
Royal Bank of Canada	13,520	1,181,538
Saputo, Inc. (A)	2,447	51,165
Shopify, Inc., Class A (B)	11,590	632,640
Sun Life Financial, Inc.	5,720	279,083
Suncor Energy, Inc.	13,182	453,327
TC Energy Corp. (A)	9,964	342,660
Teck Resources Ltd., Class B	4,395	189,164
TELUS Corp.	4,465	72,913
TFI International, Inc.	761	97,735
Thomson Reuters Corp.	1,624	198,670
TMX Group Ltd.	2,701	58,047
Toromont Industries Ltd.	831	67,679
Toronto-Dominion Bank (A)	17,810	1,072,993
Tourmaline Oil Corp.	3,104	156,200
Waste Connections, Inc.	1,003	134,703
West Fraser Timber Co. Ltd.	583	42,326
Wheaton Precious Metals Corp.	4,471	181,441
WSP Global, Inc. (A)	1,265	178,539

		17,190,739

Chile - 0.0% (F)
Antofagasta PLC	4,067	70,909

Denmark - 0.5%
AP Moller - Maersk AS, Class A	29	51,509
AP Moller - Maersk AS, Class B	49	88,457
Carlsberg AS, Class B	959	121,179
Chr Hansen Holding AS	1,015	62,214
Coloplast AS, Class B	1,150	121,872
Danske Bank AS	6,734	156,884
Demant AS (B)	890	36,915
DSV AS	1,806	337,675
Genmab AS (B)	637	226,467
Novo Nordisk AS, Class B	32,084	2,928,490

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Novozymes AS, B Shares	1,961	$ 79,141
Orsted AS (G)	1,849	100,936
Pandora AS	894	92,715
ROCKWOOL AS, B Shares	88	21,363
Tryg AS	3,464	63,516
Vestas Wind Systems AS (B)	9,709	208,591

		4,697,924

Finland - 0.2%
Elisa OYJ	1,460	67,748
Fortum OYJ (A)	4,565	53,066
Kesko OYJ, B Shares	2,744	49,231
Kone OYJ, Class B	3,474	146,622
Metso OYJ	6,919	72,815
Neste OYJ (A)	4,290	145,729
Nokia OYJ	54,913	207,146
Nordea Bank Abp	30,084	330,756
Orion OYJ, Class B	1,089	42,853
Sampo OYJ, A Shares	4,756	206,059
Stora Enso OYJ, R Shares	5,918	74,393
UPM-Kymmene OYJ	5,402	185,445
Wartsila OYJ Abp	4,847	55,114

		1,636,977

France - 2.0%
Accor SA	1,837	62,033
Aeroports de Paris SA	300	35,492
Air Liquide SA	5,259	888,723
Airbus SE	5,905	792,744
Alstom SA	3,208	76,651
Amundi SA (G)	604	34,068
Arkema SA	560	55,393
AXA SA	18,424	548,912
BioMerieux	414	40,190
BNP Paribas SA	36,751	2,348,008
Bollore SE	8,855	47,652
Bouygues SA	2,039	71,441
Bureau Veritas SA	2,907	72,256
Capgemini SE	1,637	286,953
Carrefour SA	5,888	101,376
Cie de Saint-Gobain SA	4,899	294,608
Cie Generale des Etablissements Michelin SCA	6,699	205,889
Covivio SA, REIT	462	20,564
Credit Agricole SA	39,950	493,837
Danone SA	6,427	355,104
Dassault Aviation SA	251	47,342
Dassault Systemes SE	6,590	245,910
Edenred SE	2,494	156,308
Eiffage SA	733	69,778
Engie SA	18,270	280,661
EssilorLuxottica SA	2,898	506,035
Eurazeo SE	433	25,842
Gecina SA, REIT	448	45,825
Getlink SE	3,592	57,382
Hermes International SCA	316	577,911
Ipsen SA	380	49,898
Kering SA	710	324,205
Klepierre SA, REIT	2,135	52,435
L’Oreal SA	2,435	1,012,256
La Francaise des Jeux SAEM (G)	1,051	34,224
Legrand SA	2,702	249,389
LVMH Moet Hennessy Louis Vuitton SE	2,773	2,100,309
Orange SA	18,480	212,182
Pernod Ricard SA	2,065	344,621
Publicis Groupe SA	2,332	176,925

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Remy Cointreau SA (A)	227	$ 27,756
Renault SA	1,917	78,790
Safran SA	3,400	534,309
Sanofi	11,433	1,226,644
Sartorius Stedim Biotech	275	65,708
Schneider Electric SE	5,512	914,811
SEB SA	248	23,244
Societe Generale SA	25,640	624,701
Sodexo SA	884	91,143
STMicroelectronics NV	6,817	295,390
Teleperformance SE	586	73,974
Thales SA	1,054	148,319
TotalEnergies SE	23,649	1,557,931
Unibail-Rodamco-Westfield, REIT (B)	1,160	57,335
Valeo SE	2,070	35,738
Veolia Environnement SA	6,773	196,419
Vinci SA	5,265	584,586
Vivendi SE	7,126	62,502
Wendel SE	262	20,789
Worldline SA (B) (G)	2,311	65,114

		20,086,535

Germany - 1.2%
adidas AG	1,627	286,611
Allianz SE	4,058	968,325
BASF SE	8,916	404,866
Bayer AG	9,923	476,820
Bayerische Motoren Werke AG	3,333	339,625
Bechtle AG	800	37,418
Beiersdorf AG	1,016	131,209
Brenntag SE	1,569	121,891
Carl Zeiss Meditec AG	398	34,849
Commerzbank AG	35,489	404,849
Continental AG	1,091	77,005
Covestro AG (B) (G)	1,979	106,833
Daimler Truck Holding AG	5,053	175,334
Delivery Hero SE (B) (G)	1,689	48,517
Deutsche Bank AG	19,289	213,110
Deutsche Boerse AG	1,897	328,317
Deutsche Lufthansa AG (B)	5,944	47,170
Deutsche Post AG	10,108	411,811
Deutsche Telekom AG	32,600	684,778
E.ON SE	22,628	267,943
Evonik Industries AG	2,121	38,850
Fresenius Medical Care AG & Co. KGaA	2,062	89,033
Fresenius SE & Co. KGaA	4,260	132,685
GEA Group AG	1,518	56,108
Hannover Rueck SE	613	134,739
Heidelberg Materials AG	1,449	112,629
HelloFresh SE (B)	1,591	47,569
Henkel AG & Co. KGaA	1,040	65,665
Infineon Technologies AG	13,201	437,614
Knorr-Bremse AG	730	46,447
LEG Immobilien SE (B)	699	48,287
Mercedes-Benz Group AG	8,688	605,225
Merck KGaA	1,292	216,028
MTU Aero Engines AG	539	97,873
Muenchener Rueckversicherungs-Gesellschaft AG	1,427	556,860
Nemetschek SE	568	34,758
Puma SE	1,038	64,529
Rational AG	51	32,352
Rheinmetall AG	440	113,460
RWE AG	6,363	236,464
SAP SE	10,460	1,358,246
Scout24 SE (G)	745	51,717

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	7,683	$ 1,101,946
Siemens Healthineers AG (G)	2,806	142,399
Symrise AG	1,318	125,857
Talanx AG	642	40,725
Telefonica Deutschland Holding AG	9,007	16,141
Volkswagen AG	298	39,288
Vonovia SE	6,649	160,346
Wacker Chemie AG	183	26,245
Zalando SE (B) (G)	2,196	49,058

		11,846,424

Hong Kong - 0.4%
AIA Group Ltd.	116,779	952,163
BOC Hong Kong Holdings Ltd.	37,441	102,556
Budweiser Brewing Co. APAC Ltd. (G)	17,624	34,794
CK Asset Holdings Ltd.	19,875	104,693
CK Hutchison Holdings Ltd.	26,883	143,839
CK Infrastructure Holdings Ltd.	6,327	29,934
CLP Holdings Ltd.	16,388	121,273
ESR Group Ltd. (G)	20,177	28,342
Futu Holdings Ltd., ADR (B)	564	32,605
Galaxy Entertainment Group Ltd.	21,917	131,962
Hang Lung Properties Ltd.	18,392	25,177
Hang Seng Bank Ltd.	7,692	95,721
Henderson Land Development Co. Ltd.	14,662	38,663
HKT Trust & HKT Ltd.	37,686	39,366
Hong Kong & China Gas Co. Ltd.	112,818	78,660
Hong Kong Exchanges & Clearing Ltd.	12,202	455,922
Hongkong Land Holdings Ltd.	11,239	40,123
Jardine Matheson Holdings Ltd.	1,679	77,939
Link, REIT	26,150	128,230
MTR Corp. Ltd.	16,112	63,782
New World Development Co. Ltd.	15,391	29,953
Power Assets Holdings Ltd.	13,744	66,518
Prudential PLC	27,800	301,470
Sino Land Co. Ltd.	36,952	41,666
SITC International Holdings Co. Ltd.	13,663	22,961
Sun Hung Kai Properties Ltd.	14,616	156,408
Swire Pacific Ltd., Class A	4,344	29,317
Swire Properties Ltd.	11,670	24,351
Techtronic Industries Co. Ltd.	13,347	129,534
WH Group Ltd. (G)	84,382	44,287
Wharf Real Estate Investment Co. Ltd.	17,569	67,867
Xinyi Glass Holdings Ltd.	17,344	22,458

		3,662,534

Ireland - 0.3%
Accenture PLC, Class A	2,384	732,150
AerCap Holdings NV (B)	1,679	105,223
AIB Group PLC	13,153	59,240
Allegion PLC	342	35,636
Aptiv PLC (B)	1,051	103,618
Bank of Ireland Group PLC	10,360	101,754
CRH PLC	7,137	390,608
DCC PLC	974	54,772
Experian PLC	9,127	299,666
Flutter Entertainment PLC (B)	1,712	280,371
James Hardie Industries PLC (B)	4,327	113,480
Kerry Group PLC, Class A	1,536	128,583
Kingspan Group PLC	1,486	111,483
Medtronic PLC	4,904	384,278
Smurfit Kappa Group PLC	2,513	83,851
Trane Technologies PLC	907	184,039

		3,168,752

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.1%
Azrieli Group Ltd.	443	$ 22,740
Bank Hapoalim BM	13,262	118,159
Bank Leumi Le-Israel BM	16,121	133,576
Check Point Software Technologies Ltd. (B)	1,008	134,346
CyberArk Software Ltd. (B)	428	70,094
Elbit Systems Ltd.	278	55,101
ICL Group Ltd.	8,078	44,575
Israel Discount Bank Ltd., A Shares	12,917	70,012
Mizrahi Tefahot Bank Ltd.	1,611	58,503
Monday.com Ltd. (B)	199	31,685
Nice Ltd. (B)	663	113,081
SolarEdge Technologies, Inc. (B)	219	28,363
Teva Pharmaceutical Industries Ltd., ADR (B)	11,590	118,218
Tower Semiconductor Ltd. (B)	1,148	27,992
Wix.com Ltd. (B)	563	51,683

		1,078,128

Italy - 0.6%
Amplifon SpA	1,263	37,549
Assicurazioni Generali SpA	10,220	209,241
Davide Campari-Milano NV	5,278	62,302
DiaSorin SpA	251	22,933
Enel SpA	81,900	503,947
Eni SpA (A)	23,435	377,993
Ferrari NV	1,261	372,894
FinecoBank Banca Fineco SpA	19,969	243,107
Infrastrutture Wireless Italiane SpA (G)	3,422	40,756
Intesa Sanpaolo SpA	540,453	1,394,201
Mediobanca Banca di Credito Finanziario SpA	19,544	258,906
Moncler SpA	2,080	121,125
Nexi SpA (B) (G)	5,827	35,657
Poste Italiane SpA (G)	5,227	55,086
Prysmian SpA	2,559	103,215
Recordati Industria Chimica e Farmaceutica SpA	1,048	49,539
Snam SpA	20,021	94,173
Telecom Italia SpA (B)	99,556	31,166
Terna - Rete Elettrica Nazionale	13,983	105,377
UniCredit SpA	66,555	1,599,403

		5,718,570

Jersey, Channel Islands - 0.0% (F)
Novocure Ltd. (B)	376	6,072

Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,617	41,194

Luxembourg - 0.0% (F)
ArcelorMittal SA	4,917	123,594
Eurofins Scientific SE	1,325	74,946
Tenaris SA	4,745	75,175

		273,715

Macau - 0.0% (F)
Sands China Ltd. (B)	24,430	74,872

Netherlands - 0.9%
ABN AMRO Bank NV (G)	13,870	197,085
Adyen NV (B) (G)	217	161,904
Akzo Nobel NV	1,707	123,588
Argenx SE (B)	538	261,990
ASM International NV	470	197,521
ASML Holding NV	4,043	2,389,852

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
DSM BV (B) (D) (E) (H)	1,957	$ 193,290
Euronext NV (G)	853	59,521
EXOR NV	2,351	208,640
Heineken Holding NV	1,165	87,943
Heineken NV	2,624	231,537
IMCD NV	569	72,189
ING Groep NV, Series N	126,338	1,676,314
JDE Peet’s NV	1,270	35,474
Just Eat Takeaway.com NV (B) (G)	2,022	25,161
Koninklijke Ahold Delhaize NV	9,850	297,005
Koninklijke KPN NV	32,584	107,448
Koninklijke Philips NV	9,386	188,206
NN Group NV	2,570	82,709
NXP Semiconductors NV	1,024	204,718
OCI NV (B)	1,050	29,296
Prosus NV	17,615	519,967
QIAGEN NV (B)	2,279	92,211
Randstad NV	1,114	61,692
Stellantis NV	22,575	434,626
Universal Music Group NV	8,266	216,121
Wolters Kluwer NV	2,579	312,610

		8,468,618

New Zealand - 0.0% (F)
Auckland International Airport Ltd.	12,710	60,256
Fisher & Paykel Healthcare Corp. Ltd.	5,946	76,905
Mercury Ltd.	7,261	26,547
Meridian Energy Ltd.	12,906	39,759
Spark New Zealand Ltd.	18,776	54,129
Xero Ltd. (B)	1,389	100,406

		358,002

Norway - 0.1%
Adevinta ASA (B)	2,657	26,305
Aker BP ASA	2,981	82,491
DNB Bank ASA	8,817	177,714
Equinor ASA	9,149	300,344
Gjensidige Forsikring ASA	1,879	27,667
Kongsberg Gruppen ASA	846	34,895
Mowi ASA	4,085	72,388
Norsk Hydro ASA	13,134	82,512
Orkla ASA	7,148	53,446
Salmar ASA	672	34,138
Telenor ASA	6,681	75,887
Yara International ASA	1,627	61,648

		1,029,435

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	28,391	118,144
Galp Energia SGPS SA	4,782	70,983
Jeronimo Martins SGPS SA	2,747	61,745

		250,872

Singapore - 0.2%
CapitaLand Ascendas, REIT	33,783	67,961
CapitaLand Integrated Commercial Trust, REIT	53,314	72,151
Capitaland Investment Ltd.	26,023	59,013
City Developments Ltd.	5,017	24,259
DBS Group Holdings Ltd.	18,032	443,743
Genting Singapore Ltd.	59,992	37,084
Grab Holdings Ltd., Class A (B)	18,664	66,071
Jardine Cycle & Carriage Ltd.	985	23,007
Keppel Corp. Ltd.	14,504	72,149
Mapletree Logistics Trust, REIT	34,874	42,859

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Mapletree Pan Asia Commercial Trust, REIT	23,514	$ 24,598
Oversea-Chinese Banking Corp. Ltd.	33,717	315,958
Sea Ltd., ADR (B)	3,653	160,549
Seatrium Ltd. (B)	402,621	39,467
Singapore Airlines Ltd. (A)	13,292	62,814
Singapore Exchange Ltd.	8,642	61,638
Singapore Technologies Engineering Ltd.	15,571	44,537
Singapore Telecommunications Ltd.	82,997	146,930
United Overseas Bank Ltd.	12,620	263,109
UOL Group Ltd.	4,655	21,862
Venture Corp. Ltd.	2,791	25,256
Wilmar International Ltd.	18,909	51,595

		2,126,610

Spain - 0.7%
Acciona SA	247	31,520
ACS Actividades de Construccion y Servicios SA	2,143	77,192
Aena SME SA (G)	748	112,771
Amadeus IT Group SA	4,443	269,065
Banco Bilbao Vizcaya Argentaria SA	215,387	1,755,705
Banco Santander SA	566,283	2,166,406
CaixaBank SA	146,724	587,299
Cellnex Telecom SA (B) (G)	5,593	194,958
Corp. ACCIONA Energias Renovables SA (A)	649	16,742
EDP Renovaveis SA	2,466	40,450
Enagas SA	2,464	40,848
Endesa SA	3,196	65,130
Ferrovial SE	5,010	153,449
Grifols SA (B)	2,852	37,073
Iberdrola SA	59,697	668,700
Industria de Diseno Textil SA	10,942	408,250
Naturgy Energy Group SA (A)	1,247	33,962
Redeia Corp. SA	4,003	63,038
Repsol SA	13,265	218,360
Telefonica SA	51,743	211,600

		7,152,518

Sweden - 0.4%
Alfa Laval AB	2,736	94,109
Assa Abloy AB, B Shares	9,394	204,809
Atlas Copco AB, A Shares	25,940	349,608
Atlas Copco AB, B Shares	15,092	177,089
Beijer Ref AB (A)	3,663	38,724
Boliden AB	2,581	74,284
Embracer Group AB (B)	6,603	13,242
Epiroc AB, Class A	6,364	121,157
Epiroc AB, Class B	3,765	60,375
EQT AB	3,253	64,580
Essity AB, Class B	5,669	122,403
Evolution AB (G)	1,712	173,369
Fastighets AB Balder, B Shares (B)	5,733	25,869
Getinge AB, B Shares	2,158	38,062
H&M Hennes & Mauritz AB, B Shares	6,137	87,324
Hexagon AB, B Shares	18,810	160,768
Holmen AB, B Shares	863	33,634
Husqvarna AB, B Shares	3,846	29,478
Industrivarden AB, A Shares	1,204	31,826
Industrivarden AB, C Shares	1,428	37,721
Indutrade AB	2,535	47,031
Investment AB Latour, B Shares	1,356	23,923
Investor AB, A Shares	4,004	76,045
Investor AB, B Shares	15,926	305,822
Kinnevik AB, Class B (B)	2,181	21,799
L E Lundbergforetagen AB, B Shares	700	29,280

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Lifco AB, B Shares	2,134	$ 37,492
Nibe Industrier AB, B Shares	13,953	91,696
Saab AB, B Shares	752	38,324
Sagax AB, B Shares	1,677	32,003
Sandvik AB	10,156	187,400
Securitas AB, B Shares	4,477	35,511
Skandinaviska Enskilda Banken AB, Class A	14,981	179,146
Skanska AB, B Shares	3,072	50,612
SKF AB, B Shares	3,170	52,850
Svenska Cellulosa AB SCA, Class B	5,605	76,927
Svenska Handelsbanken AB, A Shares	13,800	123,227
Swedbank AB, A Shares	8,000	147,398
Swedish Orphan Biovitrum AB (B)	1,673	34,209
Tele2 AB, B Shares	4,855	37,185
Telefonaktiebolaget LM Ericsson, B Shares (A)	26,949	131,544
Telia Co. AB	22,501	46,482
Volvo AB, A Shares	1,865	38,817
Volvo AB, B Shares	14,081	290,756
Volvo Car AB, B Shares (B)	5,553	22,587

		4,096,497

Switzerland - 1.6%
ABB Ltd.	15,411	552,227
Adecco Group AG	1,545	63,734
Alcon, Inc.	4,817	373,320
Bachem Holding AG	323	23,995
Baloise Holding AG	442	64,174
Banque Cantonale Vaudoise	291	30,535
Barry Callebaut AG	34	54,156
BKW AG	204	35,993
Chocoladefabriken Lindt & Spruengli AG	11	221,009
Chubb Ltd.	1,506	313,519
Cie Financiere Richemont SA, Class A	5,179	633,690
Clariant AG	2,079	32,933
Coca-Cola HBC AG	1,903	52,218
DSM-Firmenich AG	1,752	148,425
Dufry AG (B)	967	36,880
EMS-Chemie Holding AG	67	45,601
Garmin Ltd.	600	63,120
Geberit AG	324	162,469
Givaudan SA	88	287,837
Glencore PLC	108,270	620,739
Helvetia Holding AG	359	50,358
Holcim AG	5,364	344,454
Julius Baer Group Ltd.	2,064	132,722
Kuehne & Nagel International AG	531	151,408
Logitech International SA	1,594	110,196
Lonza Group AG	718	333,840
Nestle SA	26,449	2,997,563
Novartis AG	19,793	2,029,791
Partners Group Holding AG	213	240,726
Roche Holding AG	7,059	1,937,819
Schindler Holding AG	622	122,808
SGS SA	1,437	120,913
Siemens Energy AG (B)	5,240	68,585
SIG Group AG	2,932	72,519
Sika AG	1,395	355,246
Sonova Holding AG	498	118,441
Straumann Holding AG	1,080	138,282
Swatch Group AG	807	98,870
Swiss Life Holding AG	297	185,465
Swiss Prime Site AG	736	67,501
Swiss Re AG	2,947	303,666
Swisscom AG	250	148,632

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Temenos AG	604	$ 42,508
UBS Group AG	31,667	784,972
VAT Group AG (G)	258	92,732
Zurich Insurance Group AG	1,447	664,101

		15,530,692

United Kingdom - 2.2%
3i Group PLC	9,672	244,631
abrdn PLC	19,750	37,531
Admiral Group PLC	2,066	59,918
Amcor PLC	5,484	50,233
Anglo American PLC	12,959	358,204
Ashtead Group PLC	4,363	266,271
Associated British Foods PLC	3,529	89,043
AstraZeneca PLC	15,311	2,073,959
Atlassian Corp., Class A (B)	584	117,682
Auto Trader Group PLC (G)	8,980	67,667
Aviva PLC	27,664	131,569
BAE Systems PLC	30,361	369,620
Barclays PLC	154,016	298,672
Barratt Developments PLC	9,383	50,498
Berkeley Group Holdings PLC	1,041	52,164
BP PLC	175,413	1,137,310
British American Tobacco PLC	20,964	659,150
British Land Co. PLC, REIT	8,185	31,647
BT Group PLC	68,304	97,255
Bunzl PLC	3,338	119,167
Burberry Group PLC	3,697	86,087
Centrica PLC	57,589	108,523
Clarivate PLC (B)	1,360	9,126
CNH Industrial NV	10,264	125,228
Coca-Cola Europacific Partners PLC	2,080	129,958
Compass Group PLC	17,353	423,448
Croda International PLC	1,374	82,396
Diageo PLC	22,183	821,167
Endeavour Mining PLC	1,841	35,625
Entain PLC	6,269	71,348
Evraz PLC (B) (D) (E) (I)	6,267	0
Ferguson PLC	805	132,398
G4S Ltd. (B) (D) (E)	27,853	83,259
GSK PLC	40,502	737,294
Haleon PLC	49,520	205,939
Halma PLC	3,725	88,102
Hargreaves Lansdown PLC	3,356	31,660
HSBC Holdings PLC	200,360	1,576,518
Imperial Brands PLC	8,685	176,645
Informa PLC	13,855	126,851
InterContinental Hotels Group PLC	1,692	125,392
Intertek Group PLC	1,582	79,370
J Sainsbury PLC	16,294	50,257
JD Sports Fashion PLC	25,360	46,320
Johnson Matthey PLC	1,831	36,370
Kingfisher PLC	18,794	51,204
Land Securities Group PLC, REIT	6,628	47,696
Legal & General Group PLC	58,317	158,315
Liberty Global PLC, Class A (B)	624	10,683
Liberty Global PLC, Class C (B)	987	18,319
Lloyds Banking Group PLC	656,745	355,534
London Stock Exchange Group PLC	3,992	401,048
M&G PLC	21,874	52,656
Mondi PLC	4,811	80,564
National Grid PLC	36,293	433,955
NatWest Group PLC	56,291	161,880
Next PLC	1,197	106,555
NMC Health PLC (B) (D) (E) (I)	77,617	0
Ocado Group PLC (B)	5,866	42,971

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	6,383	$ 67,630
Pentair PLC	639	41,375
Persimmon PLC	2,986	39,256
Phoenix Group Holdings PLC	7,435	43,743
Reckitt Benckiser Group PLC	7,130	504,038
RELX PLC	18,886	639,438
Rentokil Initial PLC	24,833	184,883
Rio Tinto PLC	11,440	722,184
Rolls-Royce Holdings PLC (B)	81,794	220,451
Sage Group PLC	10,119	122,104
Schroders PLC	7,925	39,373
Segro PLC, REIT	11,398	100,045
Severn Trent PLC	2,443	70,494
Shell PLC	68,185	2,167,997
Smith & Nephew PLC	8,691	108,478
Smiths Group PLC	3,506	69,277
Spirax-Sarco Engineering PLC	725	84,264
SSE PLC	10,782	211,797
St. James’s Place PLC	5,328	54,099
Standard Chartered PLC	24,221	224,005
Taylor Wimpey PLC	33,662	48,176
Tesco PLC	71,996	232,079
Unilever PLC	25,038	1,240,895
United Utilities Group PLC	6,618	76,564
Vodafone Group PLC	226,048	211,870
Whitbread PLC	1,987	83,979
Willis Towers Watson PLC	417	87,136
Wise PLC, Class A (B)	5,910	49,437
WPP PLC	10,820	96,767

		21,464,686

United States - 13.9%
3M Co.	2,044	191,359
A.O. Smith Corp.	488	32,271
Abbott Laboratories	6,446	624,295
AbbVie, Inc.	6,526	972,766
Activision Blizzard, Inc.	2,831	265,067
Adobe, Inc. (B)	1,704	868,870
Advance Auto Parts, Inc.	223	12,472
Advanced Micro Devices, Inc. (B)	6,101	627,305
AECOM	515	42,766
AES Corp.	2,477	37,650
Aflac, Inc.	2,158	165,626
Agilent Technologies, Inc.	1,126	125,909
Air Products & Chemicals, Inc.	869	246,275
Airbnb, Inc., Class A (B)	1,525	209,245
Akamai Technologies, Inc. (B)	610	64,989
Albemarle Corp.	467	79,409
Albertsons Cos., Inc., Class A	1,019	23,182
Alcoa Corp.	705	20,487
Alexandria Real Estate Equities, Inc., REIT	622	62,262
Align Technology, Inc. (B)	300	91,596
Alliant Energy Corp.	970	46,996
Allstate Corp.	1,009	112,413
Ally Financial, Inc.	1,011	26,973
Alnylam Pharmaceuticals, Inc. (B)	489	86,602
Alphabet, Inc., Class A (B)	22,386	2,929,432
Alphabet, Inc., Class C (B)	20,221	2,666,139
Altria Group, Inc.	6,635	279,002
Amazon.com, Inc. (B)	33,679	4,281,274
Ameren Corp.	1,014	75,878
American Electric Power Co., Inc.	1,883	141,639
American Express Co.	2,387	356,117
American Financial Group, Inc.	280	31,268
American Homes 4 Rent, REIT, Class A	1,167	39,316
American International Group, Inc.	2,768	167,741

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Tower Corp., REIT	1,684	$ 276,934
American Water Works Co., Inc.	752	93,120
Ameriprise Financial, Inc.	410	135,169
AMETEK, Inc.	909	134,314
Amgen, Inc.	1,975	530,801
Amphenol Corp., Class A	2,238	187,970
Analog Devices, Inc.	1,880	329,169
Annaly Capital Management, Inc., REIT	1,812	34,084
ANSYS, Inc. (B)	341	101,465
Aon PLC, Class A	803	260,349
APA Corp.	1,110	45,621
Apollo Global Management, Inc.	1,470	131,947
Apple, Inc.	58,528	10,020,579
Applied Materials, Inc.	3,175	439,579
Aramark	912	31,646
Archer-Daniels-Midland Co.	2,028	152,952
Ares Management Corp., Class A	618	63,574
Arista Networks, Inc. (B)	1,007	185,218
Arrow Electronics, Inc. (B)	228	28,555
Arthur J Gallagher & Co.	842	191,917
Aspen Technology, Inc. (B)	114	23,286
Assurant, Inc.	204	29,290
AT&T, Inc.	24,438	367,059
Atlanta Braves Holdings, Inc., Class C (B)	22	786
Atmos Energy Corp.	559	59,215
Autodesk, Inc. (B)	833	172,356
Automatic Data Processing, Inc.	1,504	361,832
AutoZone, Inc. (B)	72	182,879
AvalonBay Communities, Inc., REIT	546	93,770
Avantor, Inc. (B)	2,449	51,625
Avery Dennison Corp.	317	57,906
Axon Enterprise, Inc. (B)	277	55,120
Baker Hughes Co.	3,753	132,556
Ball Corp.	1,120	55,754
Bank of America Corp.	25,958	710,730
Bank of New York Mellon Corp.	2,922	124,623
Bath & Body Works, Inc.	848	28,662
Baxter International, Inc.	1,843	69,555
Becton Dickinson & Co.	1,012	261,632
Bentley Systems, Inc., Class B	889	44,592
Berkshire Hathaway, Inc., Class B (B)	4,802	1,682,141
Best Buy Co., Inc.	769	53,422
Bill Holdings, Inc. (B)	379	41,148
Bio-Rad Laboratories, Inc., Class A (B)	85	30,468
Bio-Techne Corp.	608	41,387
Biogen, Inc. (B)	563	144,697
BioMarin Pharmaceutical, Inc. (B)	725	64,148
BlackRock, Inc.	582	376,257
Blackstone, Inc.	2,619	280,600
Block, Inc. (B)	2,026	89,671
Boeing Co. (B)	2,151	412,304
Booking Holdings, Inc. (B)	149	459,509
Booz Allen Hamilton Holding Corp.	516	56,383
BorgWarner, Inc.	910	36,737
Boston Properties, Inc., REIT	565	33,606
Boston Scientific Corp. (B)	5,358	282,902
Bristol-Myers Squibb Co.	7,731	448,707
Broadcom, Inc.	1,538	1,277,432
Broadridge Financial Solutions, Inc., ADR	453	81,110
Brookfield Renewable Corp., Class A	1,288	30,829
Brown & Brown, Inc.	948	66,208
Brown-Forman Corp., Class B	1,195	68,940
Builders FirstSource, Inc. (B)	545	67,847
Bunge Ltd.	583	63,110
Burlington Stores, Inc. (B)	252	34,096
Cadence Design Systems, Inc. (B)	1,073	251,404
Caesars Entertainment, Inc. (B)	833	38,610

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Camden Property Trust, REIT	415	$ 39,251
Campbell Soup Co.	748	30,728
Capital One Financial Corp.	1,374	133,347
Cardinal Health, Inc.	1,019	88,470
Carlisle Cos., Inc.	200	51,852
Carlyle Group, Inc.	831	25,063
CarMax, Inc. (B)	620	43,853
Carnival Corp. (B)	3,787	51,958
Carrier Global Corp.	3,084	170,237
Catalent, Inc. (B)	697	31,734
Caterpillar, Inc.	1,936	528,528
Cboe Global Markets, Inc.	414	64,671
CBRE Group, Inc., Class A (B)	1,110	81,985
CDW Corp.	523	105,520
Celanese Corp.	411	51,589
Cencora, Inc.	678	122,020
Centene Corp. (B)	1,978	136,245
CenterPoint Energy, Inc.	2,331	62,587
Ceridian HCM Holding, Inc. (B)	575	39,014
CF Industries Holdings, Inc.	746	63,962
CH Robinson Worldwide, Inc.	450	38,758
Charles River Laboratories International, Inc. (B)	198	38,804
Charles Schwab Corp.	5,458	299,644
Charter Communications, Inc., Class A (B)	380	167,132
Cheniere Energy, Inc.	962	159,654
Chesapeake Energy Corp.	441	38,027
Chevron Corp.	6,671	1,124,864
Chewy, Inc., Class A (B)	389	7,103
Chipotle Mexican Grill, Inc. (B)	108	197,838
Church & Dwight Co., Inc.	955	87,507
Cigna Group	1,125	321,829
Cincinnati Financial Corp.	612	62,601
Cintas Corp.	360	173,164
Cisco Systems, Inc.	14,935	802,906
Citigroup, Inc.	7,114	292,599
Citizens Financial Group, Inc.	1,673	44,836
Cleveland-Cliffs, Inc. (B)	1,924	30,072
Clorox Co.	480	62,909
Cloudflare, Inc., Class A (B)	1,074	67,705
CME Group, Inc.	1,303	260,887
CMS Energy Corp.	1,016	53,960
Coca-Cola Co.	14,985	838,860
Cognex Corp.	677	28,732
Cognizant Technology Solutions Corp., Class A	1,901	128,774
Coinbase Global, Inc., Class A (B)	634	47,601
Colgate-Palmolive Co.	2,868	203,943
Comcast Corp., Class A	15,510	687,713
Conagra Brands, Inc.	1,735	47,574
ConocoPhillips	4,476	536,225
Consolidated Edison, Inc.	1,238	105,886
Constellation Brands, Inc., Class A	618	155,322
Constellation Energy Corp.	1,194	130,242
Contra Abiomed, Inc. (B) (D) (E) (H)	56	57
Cooper Cos., Inc.	195	62,012
Copart, Inc. (B)	3,192	137,543
Corning, Inc.	2,950	89,886
Corteva, Inc.	2,636	134,858
CoStar Group, Inc. (B)	1,480	113,797
Costco Wholesale Corp.	1,632	922,015
Coterra Energy, Inc.	2,895	78,310
Crowdstrike Holdings, Inc., Class A (B)	853	142,775
Crown Castle, Inc., REIT	1,546	142,278
Crown Holdings, Inc.	468	41,409
CSX Corp.	7,575	232,931
Cummins, Inc.	553	126,338

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CVS Health Corp.	4,699	$ 328,084
D.R. Horton, Inc.	1,111	119,399
Danaher Corp.	2,579	639,850
Darden Restaurants, Inc.	469	67,170
Darling Ingredients, Inc. (B)	625	32,625
Datadog, Inc., Class A (B)	972	88,539
DaVita, Inc. (B)	215	20,324
Deckers Outdoor Corp. (B)	103	52,951
Deere & Co.	1,090	411,344
Dell Technologies, Inc., Class C	999	68,831
Delta Air Lines, Inc.	629	23,273
DENTSPLY SIRONA, Inc.	831	28,387
Devon Energy Corp.	2,444	116,579
Dexcom, Inc. (B)	1,467	136,871
Diamondback Energy, Inc.	672	104,079
Dick’s Sporting Goods, Inc.	240	26,059
Digital Realty Trust, Inc., REIT	1,116	135,058
Discover Financial Services	1,012	87,670
DocuSign, Inc. (B)	792	33,264
Dollar General Corp.	850	89,930
Dollar Tree, Inc. (B)	854	90,908
Dominion Energy, Inc.	2,991	133,608
Domino’s Pizza, Inc.	139	52,652
DoorDash, Inc., Class A (B)	1,004	79,788
Dover Corp.	547	76,312
Dow, Inc.	2,669	137,614
Dropbox, Inc., Class A (B)	1,016	27,666
DTE Energy Co.	795	78,928
Duke Energy Corp.	2,875	253,747
DuPont de Nemours, Inc.	1,675	124,938
Dynatrace, Inc. (B)	860	40,188
Eastman Chemical Co.	463	35,521
Eaton Corp. PLC	1,461	311,602
eBay, Inc.	1,972	86,945
Ecolab, Inc.	1,010	171,094
Edison International	1,370	86,707
Edwards Lifesciences Corp. (B)	2,286	158,374
Electronic Arts, Inc.	979	117,872
Elevance Health, Inc.	877	381,863
Eli Lilly & Co.	2,940	1,579,162
Emerson Electric Co.	2,145	207,143
Enphase Energy, Inc. (B)	533	64,040
Entegris, Inc.	596	55,970
Entergy Corp.	809	74,832
EOG Resources, Inc.	2,186	277,097
EPAM Systems, Inc. (B)	222	56,763
EQT Corp.	1,315	53,363
Equifax, Inc.	479	87,743
Equinix, Inc., REIT	358	260,001
Equitable Holdings, Inc.	1,290	36,623
Equity LifeStyle Properties, Inc., REIT	681	43,387
Equity Residential, REIT	1,294	75,971
Erie Indemnity Co., Class A	100	29,379
Essential Utilities, Inc.	967	33,197
Essex Property Trust, Inc., REIT	249	52,810
Estee Lauder Cos., Inc., Class A	896	129,517
Etsy, Inc. (B)	474	30,611
Evergy, Inc.	886	44,920
Eversource Energy	1,243	72,280
Exact Sciences Corp. (B)	692	47,208
Exelon Corp.	3,658	138,236
Expedia Group, Inc. (B)	589	60,708
Expeditors International of Washington, Inc.	598	68,549
Extra Space Storage, Inc., REIT	525	63,829
Exxon Mobil Corp.	14,927	1,755,117
F5, Inc. (B)	235	37,868

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
FactSet Research Systems, Inc.	149	$ 65,152
Fair Isaac Corp. (B)	99	85,984
Fastenal Co.	2,104	114,963
FedEx Corp.	943	249,820
Fidelity National Financial, Inc.	1,003	41,424
Fidelity National Information Services, Inc.	2,178	120,378
Fifth Third Bancorp	2,504	63,426
First Citizens BancShares, Inc., Class A	42	57,964
First Horizon Corp.	1,976	21,776
First Republic Bank	870	63
First Solar, Inc. (B)	402	64,959
FirstEnergy Corp.	2,009	68,668
Fiserv, Inc. (B)	2,355	266,021
FleetCor Technologies, Inc. (B)	275	70,218
FMC Corp.	486	32,547
Ford Motor Co.	14,576	181,034
Fortinet, Inc. (B)	2,566	150,573
Fortive Corp.	1,284	95,221
Fortune Brands Innovations, Inc.	499	31,018
Fox Corp., Class A	1,072	33,446
Fox Corp., Class B	562	16,231
Franklin Resources, Inc.	1,055	25,932
Freeport-McMoRan, Inc.	5,318	198,308
Gaming & Leisure Properties, Inc., REIT	1,014	46,188
Gartner, Inc. (B)	313	107,550
GE HealthCare Technologies, Inc.	1,507	102,536
Gen Digital, Inc.	2,140	37,835
Generac Holdings, Inc. (B)	238	25,932
General Dynamics Corp.	910	201,083
General Electric Co.	4,123	455,798
General Mills, Inc.	2,178	139,370
General Motors Co.	5,118	168,740
Genuine Parts Co.	548	79,120
Gilead Sciences, Inc.	4,598	344,574
Global Payments, Inc.	1,035	119,429
Globe Life, Inc.	358	38,925
GoDaddy, Inc., Class A (B)	576	42,900
Goldman Sachs Group, Inc.	1,185	383,430
Graco, Inc.	657	47,882
Halliburton Co.	3,425	138,712
Hartford Financial Services Group, Inc.	1,120	79,419
Hasbro, Inc.	510	33,731
HCA Healthcare, Inc.	828	203,671
Healthcare Realty Trust, Inc., REIT	1,350	20,614
Healthpeak Properties, Inc., REIT	1,988	36,500
HEICO Corp.	172	27,852
HEICO Corp., Class A	290	37,474
Henry Schein, Inc. (B)	516	38,313
Hershey Co.	571	114,246
Hess Corp.	979	149,787
Hewlett Packard Enterprise Co.	4,797	83,324
HF Sinclair Corp.	592	33,703
Hilton Worldwide Holdings, Inc.	1,045	156,938
Hologic, Inc. (B)	959	66,555
Home Depot, Inc.	3,730	1,127,057
Honeywell International, Inc.	2,494	460,742
Horizon Therapeutics PLC (B)	848	98,105
Hormel Foods Corp.	1,067	40,578
Host Hotels & Resorts, Inc., REIT	2,677	43,019
Howmet Aerospace, Inc.	1,445	66,831
HP, Inc.	3,228	82,960
Hubbell, Inc.	210	65,816
HubSpot, Inc. (B)	184	90,620
Humana, Inc.	481	234,016
Huntington Bancshares, Inc.	5,244	54,538
Huntington Ingalls Industries, Inc.	157	32,119
Hyatt Hotels Corp., Class A	187	19,837

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
IDEX Corp.	294	$ 61,158
IDEXX Laboratories, Inc. (B)	323	141,238
Illinois Tool Works, Inc.	1,190	274,069
Illumina, Inc. (B)	611	83,878
Incyte Corp. (B)	733	42,345
Ingersoll Rand, Inc.	1,518	96,727
Insulet Corp. (B)	270	43,062
Intel Corp.	15,520	551,736
Intercontinental Exchange, Inc.	2,089	229,832
International Business Machines Corp.	3,326	466,638
International Flavors & Fragrances, Inc.	979	66,738
International Paper Co.	1,188	42,138
Interpublic Group of Cos., Inc.	1,529	43,821
Intuit, Inc.	984	502,765
Intuitive Surgical, Inc. (B)	1,290	377,054
Invesco Ltd.	1,236	17,947
Invitation Homes, Inc., REIT	2,272	72,000
IQVIA Holdings, Inc. (B)	725	142,644
Iron Mountain, Inc., REIT	1,036	61,590
J.M. Smucker Co.	411	50,516
Jack Henry & Associates, Inc.	281	42,470
Jacobs Solutions, Inc.	498	67,977
Jazz Pharmaceuticals PLC (B)	242	31,324
JB Hunt Transport Services, Inc.	317	59,761
Johnson & Johnson	9,617	1,497,848
Johnson Controls International PLC	2,597	138,186
JPMorgan Chase & Co.	10,758	1,560,125
Juniper Networks, Inc.	1,157	32,153
Kellogg Co.	1,065	63,378
Keurig Dr. Pepper, Inc.	3,316	104,686
KeyCorp	3,206	34,497
Keysight Technologies, Inc. (B)	692	91,559
Kimberly-Clark Corp.	1,205	145,624
Kimco Realty Corp., REIT	2,292	40,316
Kinder Morgan, Inc.	7,485	124,101
KKR & Co., Inc.	2,260	139,216
KLA Corp.	557	255,474
Knight-Swift Transportation Holdings, Inc.	619	31,043
Kraft Heinz Co.	2,863	96,311
Kroger Co.	2,534	113,396
L3 Harris Technologies, Inc.	737	128,326
Laboratory Corp. of America Holdings	343	68,960
Lam Research Corp.	539	337,829
Lamb Weston Holdings, Inc.	568	52,517
Las Vegas Sands Corp.	1,268	58,125
Lattice Semiconductor Corp. (B)	555	47,691
Lear Corp.	230	30,866
Leidos Holdings, Inc.	510	47,002
Lennar Corp., Class A	996	111,781
Lennox International, Inc.	127	47,554
Liberty Broadband Corp., Class C (B)	458	41,825
Liberty Media Corp. - Liberty Formula One, Class C (B)	772	48,096
Liberty Media Corp. - Liberty Live, Class C (B)	195	6,259
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	648	16,498
Linde PLC	1,851	689,220
Live Nation Entertainment, Inc. (B)	643	53,395
LKQ Corp.	1,043	51,639
Lockheed Martin Corp.	899	367,655
Loews Corp.	764	48,369
Lowe’s Cos., Inc.	2,220	461,405
LPL Financial Holdings, Inc.	311	73,909
Lucid Group, Inc. (B)	3,224	18,022
LyondellBasell Industries NV, Class A	1,011	95,742
M&T Bank Corp.	640	80,928

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Oil Corp.	2,324	$ 62,167
Marathon Petroleum Corp.	1,599	241,993
Markel Group, Inc. (B)	49	72,152
MarketAxess Holdings, Inc.	145	30,978
Marriott International, Inc., Class A	1,041	204,619
Marsh & McLennan Cos., Inc.	1,838	349,771
Martin Marietta Materials, Inc.	246	100,978
Marvell Technology, Inc.	3,152	170,618
Masco Corp.	884	47,250
Masimo Corp. (B)	183	16,045
Mastercard, Inc., Class A	3,125	1,237,219
Match Group, Inc. (B)	1,092	42,779
McCormick & Co., Inc.	978	73,976
McDonald’s Corp.	2,750	724,460
McKesson Corp.	540	234,819
Merck & Co., Inc.	9,353	962,891
Meta Platforms, Inc., Class A (B)	8,189	2,458,420
MetLife, Inc.	2,442	153,626
Mettler-Toledo International, Inc. (B)	86	95,294
MGM Resorts International (B)	1,070	39,333
Microchip Technology, Inc.	2,074	161,876
Micron Technology, Inc.	4,056	275,930
Microsoft Corp.	26,645	8,413,159
Mid-America Apartment Communities, Inc., REIT	452	58,150
Moderna, Inc. (B)	1,158	119,610
Mohawk Industries, Inc. (B)	211	18,106
Molina Healthcare, Inc. (B)	219	71,808
Molson Coors Beverage Co., Class B	730	46,421
Mondelez International, Inc., Class A	4,965	344,571
MongoDB, Inc. (B)	274	94,766
Monolithic Power Systems, Inc.	179	82,698
Monster Beverage Corp. (B)	2,928	155,038
Moody’s Corp.	645	203,930
Mosaic Co.	1,175	41,830
Motorola Solutions, Inc.	653	177,773
MSCI, Inc.	311	159,568
Nasdaq, Inc.	1,243	60,397
NetApp, Inc.	833	63,208
Netflix, Inc. (B)	1,642	620,019
Neurocrine Biosciences, Inc. (B)	380	42,750
Newmont Corp.	2,904	107,303
News Corp., Class A	1,423	28,545
NextEra Energy, Inc.	7,491	429,159
NIKE, Inc., Class B	4,619	441,669
NiSource, Inc.	1,488	36,724
Nordson Corp.	201	44,857
Norfolk Southern Corp.	881	173,495
Northern Trust Corp.	708	49,192
Northrop Grumman Corp.	564	248,267
NRG Energy, Inc.	896	34,514
Nucor Corp.	1,006	157,288
NVIDIA Corp.	9,280	4,036,707
NVR, Inc. (B)	13	77,523
O’Reilly Automotive, Inc. (B)	239	217,218
Occidental Petroleum Corp.	2,701	175,241
Okta, Inc. (B)	609	49,640
Old Dominion Freight Line, Inc.	386	157,928
Omnicom Group, Inc.	886	65,989
ON Semiconductor Corp. (B)	1,622	150,765
ONEOK, Inc.	1,639	103,962
Oracle Corp.	6,124	648,654
Otis Worldwide Corp.	1,523	122,312
Ovintiv, Inc.	942	44,811
Owens Corning	357	48,698
PACCAR, Inc.	1,954	166,129
Packaging Corp. of America	351	53,896

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Palantir Technologies, Inc., Class A (B)	6,714	$ 107,424
Palo Alto Networks, Inc. (B)	1,196	280,390
Paramount Global, Class B	1,747	22,536
Parker-Hannifin Corp.	510	198,655
Paychex, Inc.	1,159	133,667
Paycom Software, Inc.	213	55,225
Paylocity Holding Corp. (B)	165	29,980
PayPal Holdings, Inc. (B)	3,980	232,671
PepsiCo, Inc.	5,028	851,944
Pfizer, Inc.	20,685	686,121
PG&E Corp. (B)	6,602	106,490
Philip Morris International, Inc.	5,713	528,910
Phillips 66	1,673	201,011
Pinterest, Inc., Class A (B)	2,263	61,169
Pioneer Natural Resources Co.	912	209,350
PNC Financial Services Group, Inc.	1,441	176,912
Pool Corp.	151	53,771
PPG Industries, Inc.	926	120,195
PPL Corp.	2,731	64,342
Principal Financial Group, Inc.	937	67,530
Procter & Gamble Co.	8,650	1,261,689
Progressive Corp.	2,214	308,410
Prologis, Inc., REIT	3,415	383,197
Prudential Financial, Inc.	1,323	125,539
PTC, Inc. (B)	441	62,481
Public Service Enterprise Group, Inc.	1,823	103,747
Public Storage, REIT	617	162,592
PulteGroup, Inc.	876	64,868
Qorvo, Inc. (B)	391	37,329
QUALCOMM, Inc.	4,082	453,347
Quanta Services, Inc.	568	106,256
Quest Diagnostics, Inc.	432	52,644
Raymond James Financial, Inc.	800	80,344
Realty Income Corp., REIT	2,445	122,103
Regency Centers Corp., REIT	595	35,367
Regeneron Pharmaceuticals, Inc. (B)	421	346,466
Regions Financial Corp.	3,409	58,635
Reliance Steel & Aluminum Co.	233	61,100
Repligen Corp. (B)	205	32,597
Republic Services, Inc.	863	122,986
ResMed, Inc.	579	85,617
Revvity, Inc.	479	53,025
Rivian Automotive, Inc., Class A (B)	2,404	58,369
Robert Half, Inc.	422	30,924
ROBLOX Corp., Class A (B)	1,577	45,670
Rockwell Automation, Inc.	455	130,071
Roku, Inc. (B)	481	33,954
Rollins, Inc.	967	36,098
Roper Technologies, Inc.	414	200,492
Ross Stores, Inc.	1,231	139,041
Royal Caribbean Cruises Ltd. (B)	905	83,387
Royalty Pharma PLC, Class A	1,363	36,992
RPM International, Inc.	499	47,310
RTX Corp.	5,420	390,077
S&P Global, Inc.	1,181	431,549
Salesforce, Inc. (B)	3,600	730,008
SBA Communications Corp., REIT	409	81,870
Schlumberger NV	5,249	306,017
Seagate Technology Holdings PLC	734	48,407
Seagen, Inc. (B)	550	116,682
Sealed Air Corp.	551	18,106
SEI Investments Co.	440	26,501
Sempra	2,338	159,054
Sensata Technologies Holding PLC	599	22,654
ServiceNow, Inc. (B)	790	441,578
Sherwin-Williams Co.	956	243,828
Simon Property Group, Inc., REIT	1,159	125,207

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sirius XM Holdings, Inc.	2,889	$ 13,058
Skyworks Solutions, Inc.	623	61,422
Snap, Inc., Class A (B)	3,769	33,582
Snap-on, Inc.	208	53,052
Snowflake, Inc., Class A (B)	1,032	157,659
Southern Co.	4,013	259,721
Southwest Airlines Co.	573	15,511
Splunk, Inc. (B)	626	91,552
SS&C Technologies Holdings, Inc.	865	45,447
Stanley Black & Decker, Inc.	599	50,064
Starbucks Corp.	4,270	389,723
State Street Corp.	1,184	79,281
Steel Dynamics, Inc.	654	70,122
STERIS PLC	387	84,916
Stryker Corp.	1,248	341,041
Sun Communities, Inc., REIT	477	56,448
Synchrony Financial	1,578	48,239
Synopsys, Inc. (B)	603	276,759
Sysco Corp.	1,845	121,862
T-Mobile US, Inc. (B)	2,261	316,653
T. Rowe Price Group, Inc.	864	90,608
Take-Two Interactive Software, Inc. (B)	667	93,640
Targa Resources Corp.	837	71,748
Target Corp.	1,677	185,426
TE Connectivity Ltd.	1,139	140,701
Teledyne Technologies, Inc. (B)	184	75,179
Teleflex, Inc.	183	35,943
Teradyne, Inc.	617	61,984
Tesla, Inc. (B)	10,625	2,658,587
Texas Instruments, Inc.	3,343	531,570
Texas Pacific Land Corp.	24	43,765
Textron, Inc.	808	63,137
Thermo Fisher Scientific, Inc.	1,367	691,934
TJX Cos., Inc.	4,282	380,584
Toast, Inc., Class A (B)	1,324	24,799
Toro Co.	406	33,739
Tractor Supply Co.	429	87,108
Trade Desk, Inc., Class A (B)	1,666	130,198
Tradeweb Markets, Inc., Class A	427	34,245
TransDigm Group, Inc. (B)	216	182,116
TransUnion	750	53,842
Travelers Cos., Inc.	902	147,306
Trimble, Inc. (B)	963	51,867
Truist Financial Corp.	4,849	138,730
Twilio, Inc., Class A (B)	683	39,976
Tyler Technologies, Inc. (B)	166	64,099
Tyson Foods, Inc., Class A	1,094	55,236
U-Haul Holding Co.	372	19,489
Uber Technologies, Inc. (B)	6,742	310,065
UDR, Inc., REIT	1,112	39,665
UGI Corp.	807	18,561
UiPath, Inc., Class A (B)	1,295	22,157
Ulta Beauty, Inc. (B)	197	78,692
Union Pacific Corp.	2,260	460,204
United Parcel Service, Inc., Class B	2,702	421,161
United Rentals, Inc.	274	121,812
United Therapeutics Corp. (B)	179	40,431
UnitedHealth Group, Inc.	3,403	1,715,759
Unity Software, Inc. (B)	881	27,655
Universal Health Services, Inc., Class B	248	31,181
US Bancorp	5,340	176,540
Vail Resorts, Inc.	159	35,281
Valero Energy Corp.	1,313	186,065
Veeva Systems, Inc., Class A (B)	578	117,594
Ventas, Inc., REIT	1,448	61,004
VeriSign, Inc. (B)	368	74,531
Verisk Analytics, Inc.	565	133,476

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Verizon Communications, Inc.	14,740	$ 477,723
Vertex Pharmaceuticals, Inc. (B)	1,002	348,435
VF Corp.	1,231	21,752
Viatris, Inc.	4,331	42,704
VICI Properties, Inc., REIT	3,669	106,768
Visa, Inc., Class A	6,031	1,387,190
Vistra Corp.	1,215	40,314
VMware, Inc., Class A (B)	876	145,836
Vulcan Materials Co.	526	106,263
W.R. Berkley Corp.	820	52,062
Walgreens Boots Alliance, Inc.	2,739	60,915
Walmart, Inc.	5,504	880,255
Walt Disney Co. (B)	6,729	545,385
Warner Bros Discovery, Inc. (B)	8,394	91,159
Waste Management, Inc.	1,488	226,831
Waters Corp. (B)	223	61,149
Watsco, Inc.	131	49,481
Webster Financial Corp.	667	26,887
WEC Energy Group, Inc.	1,114	89,733
Wells Fargo & Co.	13,782	563,133
Welltower, Inc., REIT	1,816	148,767
West Pharmaceutical Services, Inc.	291	109,186
Western Digital Corp. (B)	1,124	51,288
Westinghouse Air Brake Technologies Corp.	709	75,345
Westlake Corp.	149	18,576
Westrock Co.	984	35,227
Weyerhaeuser Co., REIT	2,775	85,081
Whirlpool Corp.	211	28,211
Williams Cos., Inc.	4,569	153,930
Wolfspeed, Inc. (B)	480	18,288
Workday, Inc., Class A (B)	789	169,517
WP Carey, Inc., REIT	828	44,778
WW Grainger, Inc.	175	121,072
Wynn Resorts Ltd.	404	37,334
Xcel Energy, Inc.	2,020	115,584
Xylem, Inc.	932	84,840
Yum! Brands, Inc.	982	122,691
Zebra Technologies Corp., Class A (B)	199	47,069
Zillow Group, Inc., Class C (B)	601	27,742
Zimmer Biomet Holdings, Inc.	821	92,133
Zoetis, Inc.	1,699	295,592
Zoom Video Communications, Inc., Class A (B)	906	63,366
ZoomInfo Technologies, Inc. (B)	1,092	17,909
Zscaler, Inc. (B)	331	51,500

		138,572,799

Uruguay - 0.0% (F)
MercadoLibre, Inc. (B)	175	221,879

Total Common Stocks (Cost $258,704,564)		281,470,665

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG,
9.70% (J)	598	55,826
Dr. Ing. h.c. F. Porsche AG,
1.13% (G) (J)	1,134	106,704
Henkel AG & Co. KGaA,
2.75% (J)	1,698	121,105
Porsche Automobil Holding SE,
5.50% (J)	1,533	75,609
Sartorius AG,
0.45% (J)	258	87,778

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG,
25.58% (J)	2,067	$ 238,070

Total Preferred Stocks (Cost $957,831)		685,092

WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc., (B) (D) (E) (I)
Exercise Price $0,
Expiration Date 03/31/2040	203	0

Total Warrant (Cost $0)		0

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (G)	$ 225,000	219,513
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.11%, 6.45% (K), 09/17/2036 (G)	874,714	857,459
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month Term SOFR + 1.71%, 7.05% (K), 10/15/2031 (G)	271,454	271,904
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month Term SOFR + 4.86%, 10.20% (K), 10/15/2041 (G)	848,205	896,186
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	130,305	124,134

Total Asset-Backed Securities (Cost $2,391,441)		2,369,196

CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (B) (L) (M)	259,000	1,295
5.50%, 11/13/2014 (B) (G) (L)	697,000	3,485

		4,780

Netherlands - 0.0% (F)
Bio City Development Co. BV
8.00%, 07/06/2024 (B) (D) (E) (G) (L)	2,400,000	174,000

Total Convertible Bonds (Cost $2,277,010)		178,780

CORPORATE DEBT SECURITIES - 9.6%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	1,750,000	1,295,877

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (K), 10/03/2029 (M)	EUR 1,000,000	$ 1,016,282
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	$ 1,215,000	979,234
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 0.00%, 10/01/2028 (D) (E) (G) (N)	3,336,317	972,870
PIK Rate 13.51%, Cash Rate 7.50%, 10/01/2026 (D) (E) (G) (N)	237,012	97,673
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (K), 11/15/2035	1,250,000	936,728

		5,298,664

Canada - 0.4%
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,696,319
Rogers Communications, Inc.
3.80%, 03/15/2032	2,525,000	2,099,066

		3,795,385

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (A)	950,000	741,386

France - 0.8%
AXA SA
Fixed until 05/28/2029, 3.25% (K), 05/28/2049 (M)	EUR 1,500,000	1,421,582
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (M)	1,000,000	995,651
1.25%, 12/05/2025 (M)	GBP 1,500,000	1,659,177
3.75%, 02/01/2033 (M)	EUR 1,000,000	1,006,058
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,550,000	1,525,326
Orange SA
Fixed until 10/01/2026 (O), 5.00% (K) (M)	EUR 1,360,000	1,429,161

		8,036,955

Germany - 0.2%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	1,043,732
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032 (M)	EUR 1,550,000	1,360,424

		2,404,156

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (M)	$ 1,050,000	1,010,935

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	875,000	783,947

Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (K), 10/27/2047 (M)	EUR 1,200,000	1,268,588

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan - 0.4%
NTT Finance Corp.
1.59%, 04/03/2028 (G)	$ 1,975,000	$ 1,674,342
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,975,000	2,328,867

		4,003,209

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,217,031

Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (M)	EUR 1,000,000	884,246
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	383,793
1.13%, 03/07/2027	840,000	808,196

		2,076,235

Multi-National - 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/2027	$ 1,000,000	883,320

Netherlands - 0.2%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (M)	EUR 1,000,000	832,669
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	62,300
Upjohn Finance BV
1.91%, 06/23/2032 (M)	1,400,000	1,138,576

		2,033,545

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 1,860,000	1,658,762

Spain - 0.3%
Banco Santander SA
3.13%, 01/19/2027 (M)	EUR 1,400,000	1,415,349
5.18%, 11/19/2025	$ 1,400,000	1,361,939

		2,777,288

Switzerland - 0.1%
UBS Group AG
3.75%, 03/26/2025	1,150,000	1,106,151

United Kingdom - 0.8%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (M)	GBP 1,514,000	1,701,603
Fixed until 03/09/2028, 6.16% (K), 03/09/2029	$ 1,950,000	1,930,617
Lloyds Banking Group PLC
2.25%, 10/16/2024 (M)	GBP 1,520,000	1,783,812
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (M)	750,000	899,449
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (M)	1,360,000	1,581,659

		7,897,140

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 4.9%
Amazon.com, Inc.
2.10%, 05/12/2031	$ 2,225,000	$ 1,784,235
American Express Co.
2.55%, 03/04/2027	550,000	495,955
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,504,939
2.90%, 12/04/2026	GBP 700,000	781,038
3.65%, 06/01/2051	$ 750,000	483,077
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026	2,475,000	2,270,043
Fixed until 04/22/2031, 2.69% (K), 04/22/2032	600,000	471,954
Fixed until 04/27/2027, 4.38% (K), 04/27/2028	2,050,000	1,935,961
BAT Capital Corp.
3.56%, 08/15/2027	442,000	404,421
Celanese US Holdings LLC
6.17%, 07/15/2027	1,550,000	1,528,585
Centene Corp.
2.50%, 03/01/2031	2,275,000	1,749,874
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (K), 05/19/2034	1,045,000	994,175
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/2035	1,025,000	959,533
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	942,560
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (K), 01/25/2033	$ 925,000	731,440
Fixed until 03/17/2032, 3.79% (K), 03/17/2033	1,325,000	1,105,763
4.45%, 09/29/2027	1,075,000	1,009,904
Crown Castle, Inc.
3.30%, 07/01/2030	1,375,000	1,163,254
Dick’s Sporting Goods, Inc.
4.10%, 01/15/2052	780,000	473,653
Energy Transfer LP
2.90%, 05/15/2025	825,000	783,826
4.05%, 03/15/2025	324,000	315,081
Enterprise Products Operating LLC
5.35%, 01/31/2033	675,000	660,252
Foundry JV Holdco LLC
5.88%, 01/25/2034 (G)	625,000	597,218
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,275,000	1,126,829
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	2,000,000	1,628,612
Global Payments, Inc.
4.45%, 06/01/2028	1,000,000	927,148
Goldman Sachs Group, Inc.
Fixed until 04/22/2031, 2.62% (K), 04/22/2032	1,075,000	839,795
Intel Corp.
5.70%, 02/10/2053	875,000	819,607
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (K), 02/17/2033 (M)	EUR 1,000,000	775,926
Fixed until 11/08/2031, 2.55% (K), 11/08/2032	$ 3,625,000	2,806,335
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	583,442

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Marriott International, Inc.
4.90%, 04/15/2029	$ 450,000	$ 429,134
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (G)	1,200,000	1,136,343
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,175,000	1,846,389
ONEOK Partners LP
4.90%, 03/15/2025	742,000	728,746
ONEOK, Inc.
2.75%, 09/01/2024	435,000	422,118
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	875,772
Republic Services, Inc.
5.00%, 04/01/2034	$ 600,000	568,126
T-Mobile USA, Inc.
2.25%, 11/15/2031	1,250,000	952,733
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 1,750,000	1,456,508
1.88%, 10/01/2049	400,000	248,200
Truist Financial Corp.
Fixed until 06/08/2033, 5.87% (K), 06/08/2034	$ 1,300,000	1,227,817
US Bancorp
Fixed until 06/10/2033, 5.84% (K), 06/12/2034	875,000	828,289
Verizon Communications, Inc.
3.40%, 03/22/2041	875,000	620,104
Vontier Corp.
2.40%, 04/01/2028	925,000	770,035
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	2,025,000	1,719,133
5.05%, 03/15/2042	375,000	290,328
Wells Fargo & Co.
3.00%, 02/19/2025	700,000	672,556
Xcel Energy, Inc.
2.60%, 12/01/2029	1,425,000	1,197,983

		48,644,749

Total Corporate Debt Securities (Cost $112,372,368)		95,637,446

FOREIGN GOVERNMENT OBLIGATIONS - 28.5%
Australia - 0.8%
Australia Government Bonds
0.25%, 11/21/2025 (M)	AUD 9,950,000	5,898,958
1.25%, 05/21/2032	4,740,000	2,355,586

		8,254,544

Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (M)	EUR 1,570,000	1,086,991

Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (M)	1,030,000	692,596
3.45%, 06/22/2043 (M)	1,920,000	1,904,401

		2,596,997

Brazil - 2.1%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2027	BRL 106,838,000	21,297,991

Canada - 1.3%
Canada Government Bonds
1.25%, 06/01/2030	CAD 580,000	356,472

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Canada Government Bonds (continued)
2.50%, 12/01/2032	$ 3,990,000	$ 2,591,025
Province of British Columbia
2.20%, 06/18/2030	3,140,000	1,985,664
Province of Ontario
2.05%, 06/02/2030	3,340,000	2,092,663
2.30%, 06/15/2026	$ 2,280,000	2,119,962
Province of Quebec
Zero Coupon, 10/29/2030 (M)	EUR 2,160,000	1,777,633
1.90%, 09/01/2030	CAD 3,340,000	2,060,059

		12,983,478

China - 7.8%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	1,159,038
3.79%, 10/26/2030	7,650,000	1,110,743
China Development Bank
3.34%, 07/14/2025	8,500,000	1,180,775
3.70%, 10/20/2030	16,150,000	2,336,721
China Government Bonds
2.37%, 01/20/2027	48,000,000	6,546,347
2.76%, 05/15/2032	332,410,000	45,503,160
2.80%, 11/15/2032	21,400,000	2,940,012
3.27%, 11/19/2030	73,400,000	10,473,630
3.53%, 10/18/2051	4,000,000	592,578
3.81%, 09/14/2050	22,000,000	3,405,546
Series 1608,
3.52%, 04/25/2046	4,000,000	590,502
Export-Import Bank of China
2.93%, 03/02/2025	8,500,000	1,171,998

		77,011,050

Colombia - 0.1%
Colombia TES
Series B,
7.00%, 03/26/2031	COP 3,601,000,000	691,434

Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	581,159

Denmark - 0.1%
Denmark Government Bonds
Series G,
2.25%, 11/15/2033	DKK 3,880,000	510,429

Finland - 0.1%
Finland Government Bonds
1.13%, 04/15/2034 (M)	EUR 900,000	758,580

France - 1.7%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (M)	1,400,000	1,183,247
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (M)	15,430,000	13,474,875
1.50%, 05/25/2050 (M)	1,730,000	1,127,993
SNCF Reseau
1.88%, 03/30/2034 (M)	900,000	790,318

		16,576,433

Germany - 1.5%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (M)	11,220,000	9,519,016

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany (continued)
Bundesrepublik Deutschland Bundesanleihe (continued)
0.25%, 02/15/2029 (M)	$ 1,570,000	$ 1,457,709
4.25%, 07/04/2039 (M)	3,520,000	4,292,774

		15,269,499

Greece - 2.5%
Hellenic Republic Government Bonds
4.25%, 06/15/2033 (M) (P)	24,065,000	25,255,078

Hungary - 0.1%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 113,030,000	236,960
4.50%, 05/27/2032	138,730,000	308,475
4.75%, 11/24/2032	241,240,000	541,927

		1,087,362

Indonesia - 0.3%
Indonesia Treasury Bonds
8.25%, 05/15/2029	IDR 8,156,000,000	567,226
8.38%, 03/15/2034	36,464,000,000	2,627,177

		3,194,403

Ireland - 0.1%
Ireland Government Bonds
0.20%, 10/18/2030 (M)	EUR 1,210,000	1,041,252

Italy - 0.6%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (M)	1,000,000	894,495
4.45%, 09/01/2043 (M)	3,147,000	3,060,786
Republic of Italy Government International Bonds
0.88%, 05/06/2024	$ 1,750,000	1,696,555

		5,651,836

Japan - 3.6%
Japan Government Five Year Bonds
0.10%, 06/20/2024	JPY 221,000,000	1,480,777
Japan Government Ten Year Bonds
0.10%, 06/20/2026 - 06/20/2031	2,374,900,000	15,579,814
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	1,058,000,000	5,271,451
1.70%, 06/20/2033	795,000,000	5,789,179
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	915,000,000	5,336,316
0.60%, 06/20/2037	412,000,000	2,590,715

		36,048,252

Malaysia - 0.2%
Malaysia Government Bonds
3.89%, 08/15/2029	MYR 7,100,000	1,508,037
Series 0122,
3.58%, 07/15/2032	2,600,000	535,409

		2,043,446

Mexico - 0.1%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 24,000,000	1,287,317

Netherlands - 0.3%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	$ 929,000	725,692

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (M)	EUR 2,100,000	$ 1,813,951
2.75%, 01/15/2047 (M)	660,000	639,879

		3,179,522

New Zealand - 0.3%
New Zealand Government Bonds
4.50%, 05/15/2030	NZD 2,900,000	1,661,847
Series 0534,
4.25%, 05/15/2034	2,100,000	1,145,836

		2,807,683

Norway - 0.0% (F)
Norway Government Bonds
2.13%, 05/18/2032 (M)	NOK 2,230,000	180,040

Poland - 0.1%
Republic of Poland Government Bonds
Series 0432,
1.75%, 04/25/2032	PLN 2,900,000	484,098

Republic of Korea - 0.5%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,460,000	1,302,771
Korea Development Bank
0.80%, 07/19/2026	2,070,000	1,816,645
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,250,000	2,084,929

		5,204,345

Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,100,000	758,010

Slovenia - 0.1%
Slovenia Government International Bonds
5.00%, 09/19/2033 (G)	$ 1,500,000	1,449,000

Spain - 1.3%
Spain Government Bonds
Zero Coupon, 05/31/2025 - 01/31/2028	EUR 5,790,000	5,639,076
1.60%, 04/30/2025 (M)	4,370,000	4,481,550
2.70%, 10/31/2048 (M)	872,000	684,066
3.45%, 07/30/2066 (M)	290,000	243,455
3.55%, 10/31/2033 (M)	1,634,000	1,675,620

		12,723,767

Supranational - 0.8%
Africa Finance Corp.
4.38%, 04/17/2026 (M)	$ 1,240,000	1,142,263
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	378,852
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (M)	$ 530,000	420,820
European Investment Bank
Zero Coupon, 01/14/2031 (M)	EUR 2,290,000	1,903,931
0.05%, 05/24/2024 (M)	2,220,000	2,292,849
International Bank for Reconstruction & Development
4.25%, 09/18/2030	CAD 3,060,000	2,204,090

		8,342,805

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sweden - 0.1%
Sweden Government Bonds
Series 1063,
1.75%, 11/11/2033 (M)	SEK 11,200,000	$ 920,066

Thailand - 0.2%
Thailand Government Bonds
2.00%, 12/17/2031	THB 59,000,000	1,490,132

United Arab Emirates - 0.0% (F)
Abu Dhabi Government International Bonds
3.13%, 04/16/2030 (G)	$ 378,000	338,773

United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (M)	GBP 3,210,000	2,991,361
0.63%, 10/22/2050 (M)	1,910,000	860,231
0.88%, 07/31/2033 (M)	2,960,000	2,596,898
1.63%, 10/22/2028 (M)	3,950,000	4,246,572
3.50%, 01/22/2045 (M)	1,680,000	1,675,144

		12,370,206

Total Foreign Government Obligations (Cost $331,151,060)		283,475,978

MORTGAGE-BACKED SECURITIES - 1.8%
Ireland - 0.1%
Berg Finance DAC
Series 2021-1, Class A,
3-Month EURIBOR + 1.05%, 4.75% (K), 04/22/2033 (M)	EUR 154,701	154,648
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 4.71% (K), 06/24/2050 (G)	1,040,925	1,097,437

		1,252,085

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
SONIA + 2.22%, 7.37% (K), 04/17/2044 (M)	GBP 1,111,515	1,302,923

United States - 1.6%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	$ 1,000,000	803,607
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1,
3.00% (K), 01/25/2052 (G)	1,721,015	1,355,501
BX Commercial Mortgage Trust
Series 2023-VLT2, Class A,
1-Month Term SOFR + 2.28%, 7.61% (K), 06/15/2040 (G)	800,000	799,050
BX Trust
Series 2019-OC11, Class D,
4.08% (K), 12/09/2041 (G)	576,000	473,623
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (K), 03/25/2065 (G)	9,960	9,889

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust
Series 2022-NWPT, Class A,
1-Month Term SOFR + 3.14%, 8.48% (K), 09/09/2024 (G)	$ 1,000,000	$ 1,007,451
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6,
3.00% (K), 06/25/2052 (G)	883,757	698,802
Hundred Acre Wood Trust
Series 2021-INV3, Class A3,
2.50% (K), 12/25/2051 (G)	1,321,056	997,811
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A,
1-Month SOFR Average + 1.40%, 6.71% (K), 03/15/2039 (G)	1,300,000	1,280,420
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (K), 04/25/2052 (G)	1,540,591	1,221,098
Series 2022-INV3, Class A3B,
3.00% (K), 09/25/2052 (G)	1,323,273	1,046,361
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	600,781	545,608
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.91% (K), 12/15/2046 (G)	892,164	786,315
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (K), 02/25/2060 (G)	195,971	168,207
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	1,400,000	1,193,401
Onslow Bay Financial LLC
Series 2023-INV1, Class A1,
3.00% (K), 01/25/2052 (G)	1,177,116	927,116
PRKCM Trust
Series 2023-AFC1, Class A1,
6.60% (K), 02/25/2058 (G)	706,956	703,030
PRMI Securitization Trust
Series 2021-1, Class A2,
2.50% (K), 04/25/2051 (G)	1,679,678	1,277,487

		15,294,777

Total Mortgage-Backed Securities (Cost $20,723,599)		17,849,785

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds,
Series A,
4.45%, 04/01/2122	710,000	542,089

Total Municipal Government Obligation (Cost $710,000)		542,089

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	7,431,112	5,664,033
2.50%, 06/01/2050 - 01/01/2053	3,254,092	2,594,396
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	6,197,175	4,928,931

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.00%, 01/01/2053	$ 11,388,781	$ 9,436,573
3.50%, 01/01/2051	4,693,640	4,116,333
Uniform Mortgage-Backed Security, TBA
3.00%, 10/01/2053 (Q)	300,000	248,344
4.00%, 10/01/2053 (Q)	6,800,000	6,061,031
4.50%, 10/01/2053 (Q)	2,400,000	2,204,812
5.00%, 10/01/2053 (Q)	4,525,000	4,271,529
5.50%, 10/01/2053 (Q)	1,425,000	1,378,020
6.00%, 10/01/2053 (Q)	4,010,000	3,959,562

Total U.S. Government Agency Obligations (Cost $48,406,546)		44,863,564

U.S. GOVERNMENT OBLIGATIONS - 5.2%
U.S. Treasury - 5.2%
U.S. Treasury Bonds
1.13%, 05/15/2040	7,850,000	4,500,871
1.75%, 08/15/2041	2,200,000	1,368,984
2.38%, 11/15/2049	1,820,000	1,163,165
2.50%, 02/15/2045	2,450,000	1,662,268
2.75%, 08/15/2047	380,000	264,887
2.88%, 05/15/2049	275,500	196,229
U.S. Treasury Notes
0.38%, 12/31/2025	10,450,000	9,447,861
0.50%, 04/30/2027	5,880,000	5,070,352
1.38%, 11/15/2031	8,770,000	6,873,487
2.13%, 05/15/2025	7,500,000	7,143,750
3.38%, 05/15/2033	15,110,000	13,709,964

Total U.S. Government Obligations (Cost $57,949,653)		51,401,818

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.42% (J), 11/30/2023 (R)	1,143,000	1,133,025
5.43% (J), 11/30/2023 (R)	1,143,000	1,133,025

Total Short-Term U.S. Government Obligations (Cost $2,264,332)		2,266,050

	Shares	Value

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (J)	3,636,024	3,636,024

Total Other Investment Company (Cost $3,636,024)		3,636,024

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 19.9%

Fixed Income Clearing Corp., 2.50% (J), dated 09/29/2023, to be repurchased at $98,735,961 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $100,689,707.

	$ 98,715,395	$ 98,715,395
State Street Bank & Trust Co., 1.60% (J), dated 09/29/2023, to be repurchased at $99,200,425 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $101,170,976. (P)	99,187,200	99,187,200

Total Repurchase Agreements (Cost $197,902,595)		197,902,595

Total Investments (Cost $1,039,447,023)		982,279,082
Net Other Assets (Liabilities) - 1.1%		11,263,614

Net Assets - 100.0%		$ 993,542,696

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month CNY-CNRR	Receive	2.56%	Quarterly	05/16/2028	CNY	153,625,000	$174,976	$—	$174,976
1-Month CNY-CNRR	Receive	2.56	Quarterly	05/16/2028	CNY	153,625,000	175,209	—	175,209

Total							$350,185	$—	$350,185

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Trust Net Japan USD Index	BCLY	Receive	Quarterly	05/10/2024	USD	38,946,157	5,168	$(1,238,871)	$—	$(1,238,871)
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/20/2024	USD	67,043,462	132,310	(2,282,354)	—	(2,282,354)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	05/08/2024	USD	153,684,007	7,705	(6,961,788)	—	(6,961,788)
MSCI USA Gross Return Index	UBS	Receive	Quarterly	09/24/2024	USD	92,997,960	4,733	(2,406,021)	—	(2,406,021)
MSCI World Consumer Staples Index	BCLY	Pay	Quarterly	05/20/2024	USD	10,965,229	21,157	645,279	—	645,279
MSCI World Tobacco Index	BCLY	Receive	Quarterly	05/20/2024	USD	10,994,599	37,685	(167,582)	—	(167,582)

Total								$(12,411,337)	$—	$(12,411,337)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
Barclays Long US Defensives (a)	BCLY	Receive	07/24/2024	USD	9,781,913	1.0%	$(709,576)	$—	$(709,576)
Barclays Long US Defensives (a)	BCLY	Receive	07/24/2024	USD	9,715,583	1.0	(784,406)	—	(784,406)
Barclays Long US Defensives (a)	BCLY	Receive	07/24/2024	USD	9,705,735	1.0	(778,288)	—	(778,288)
Barclays Long US Defensives (a)	BCLY	Receive	07/24/2024	USD	9,234,315	0.9	(384,978)	—	(384,978)
Barclays Long US E&P’s	BCLY	Receive	04/10/2024	USD	1,974,919	0.2	274,881	—	274,881
Barclays Long US E&P’s	BCLY	Receive	04/10/2024	USD	4,541,886	0.5	634,331	—	634,331
Barclays Short Macau Gaming	BCLY	Pay	09/09/2024	USD	2,033,865	0.2	110,357	—	110,357
Barclays Short Macau Gaming	BCLY	Pay	09/09/2024	USD	1,355,011	0.1	61,293	—	61,293
Barclays Short Macau Gaming	BCLY	Pay	09/09/2024	USD	1,355,185	0.1	39,302	—	39,302
Barclays Short Macau Gaming	BCLY	Pay	09/09/2024	USD	1,355,187	0.1	20,601	—	20,601
Barclays Short US Cyclicals ex-TTIC (b)	BCLY	Pay	07/24/2024	USD	8,863,453	0.9	439,189	—	439,189
Barclays Short US Cyclicals ex-TTIC (b)	BCLY	Pay	07/24/2024	USD	9,703,683	1.0	714,312	—	714,312
Barclays Short US Cyclicals ex-TTIC (b)	BCLY	Pay	07/24/2024	USD	9,755,829	1.0	737,419	—	737,419
Barclays Short US Cyclicals ex-TTIC (b)	BCLY	Pay	07/24/2024	USD	9,636,232	1.0	749,104	—	749,104
BNP Paribas EMU Anti-Value (c)	BNP	Pay	09/18/2024	EUR	4,790,565	0.5	220,876	—	220,876
BNP Paribas EMU Anti-Value (c)	BNP	Pay	09/18/2024	EUR	8,677,333	0.9	314,246	—	314,246
BNP Paribas EMU Anti-Value (c)	BNP	Pay	09/18/2024	EUR	8,755,720	0.9	262,768	—	262,768
BNP Paribas EMU Anti-Value (c)	BNP	Pay	09/18/2024	EUR	8,839,372	0.9	324,015	—	324,015
BNP Paribas EMU Anti-Value (c)	BNP	Pay	09/18/2024	EUR	8,667,616	0.9	172,429	—	172,429
BNP Paribas EMU Value (d)	BNP	Receive	09/18/2024	EUR	4,782,650	0.5	(134,933)	—	(134,933)
BNP Paribas EMU Value (d)	BNP	Receive	09/18/2024	EUR	8,706,421	0.9	(188,762)	—	(188,762)
BNP Paribas EMU Value (d)	BNP	Receive	09/18/2024	EUR	8,788,853	0.9	(175,213)	—	(175,213)
BNP Paribas EMU Value (d)	BNP	Receive	09/18/2024	EUR	8,855,374	0.9	(255,244)	—	(255,244)
BNP Paribas EMU Value (d)	BNP	Receive	09/18/2024	EUR	8,519,059	0.9	(158,860)	—	(158,860)
BNP Paribas Luxury Stocks (e)	BNP	Pay	06/05/2024	USD	5,598,417	0.6	612,524	—	612,524

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps (continued)

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
BNP Paribas Luxury Stocks (e)	BNP	Pay	06/05/2024	USD	10,273,683	1.0%	$1,124,045	$—	$1,124,045
BNP Paribas Luxury Stocks (e)	BNP	Pay	06/05/2024	USD	1,588,252	0.2	217,571	—	217,571
BNP Paribas Luxury Stocks (e)	BNP	Pay	06/05/2024	USD	5,590,185	0.6	611,623	—	611,623
BNP Paribas Luxury Stocks (e)	BNP	Pay	06/05/2024	USD	6,104,273	0.6	589,733	—	589,733
JPMorgan Long Broad US Value (f)	JPM	Receive	09/20/2024	USD	17,363,654	1.7	(317,130)	—	(317,130)
JPMorgan Long Broad US Value (f)	JPM	Receive	09/20/2024	USD	34,382,178	3.5	(212,089)	—	(212,089)
JPMorgan Long Japan 80% Value (g)	JPM	Receive	09/17/2024	USD	16,117,050	1.6	(223,056)	—	(223,056)
JPMorgan Long Korea 20% Value	JPM	Receive	09/17/2024	USD	4,020,077	0.4	(89,267)	—	(89,267)
JPMorgan Short Broad US Anti-Value (h)	JPM	Pay	09/20/2024	USD	17,264,923	1.7	652,561	—	652,561
JPMorgan Short Broad US Anti-Value (h)	JPM	Pay	09/20/2024	USD	34,009,411	3.4	88,473	—	88,473
JPMorgan Short Japan 80% Anti-Value (i)	JPM	Pay	09/17/2024	USD	15,996,725	1.6	636,421	—	636,421
JPMorgan Short Korea 20% Anti-Value	JPM	Pay	09/17/2024	USD	3,999,057	0.4	215,873	—	215,873
JPMorgan US Anti-Value (S&P 1500) (j)	JPM	Pay	09/16/2024	USD	7,452,552	0.8	370,437	—	370,437
JPMorgan US Anti-Value (S&P 1500) (j)	JPM	Pay	09/16/2024	USD	11,176,567	1.1	505,470	—	505,470
JPMorgan US Value (S&P 1500) (k)	JPM	Receive	09/16/2024	USD	7,481,719	0.8	(117,707)	—	(117,707)
JPMorgan US Value (S&P 1500) (k)	JPM	Receive	09/16/2024	USD	11,133,120	1.1	(122,048)	—	(122,048)

Total							$6,048,297	$—	$6,048,297

Value
OTC Swap Agreements, at value (Assets)	$11,345,133
OTC Swap Agreements, at value (Liabilities)	$(17,708,173)

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Beverages
Coca-Cola Co.	26,512	$ 1,484,142	2.76%
Monster Beverage Corp.	5,047	267,239	0.50
PepsiCo, Inc.	8,858	1,500,900	2.79

		3,252,281

Biotechnology
AbbVie, Inc.	11,323	1,687,806	3.14
Amgen, Inc.	3,483	936,091	1.74
Biogen, Inc.	938	241,075	0.45
Gilead Sciences, Inc.	8,087	606,040	1.13
Regeneron Pharmaceuticals, Inc.	697	573,603	1.07
Vertex Pharmaceuticals, Inc.	1,667	579,683	1.08

		4,624,298

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	2,849	1,609,571	3.00
Target Corp.	2,938	324,855	0.60
Walmart, Inc.	9,515	1,521,734	2.83

		3,456,160

Diversified Telecommunication Services
AT&T, Inc.	46,068	691,941	1.29
Verizon Communications, Inc.	27,295	884,631	1.65

		1,576,572

Electric Utilities
American Electric Power Co., Inc.	3,293	247,699	0.46
Duke Energy Corp.	4,938	435,828	0.81
Exelon Corp.	6,349	239,929	0.45
NextEra Energy, Inc.	12,912	739,728	1.38
Southern Co.	7,004	453,299	0.84

		2,116,483

Food Products
Archer-Daniels-Midland Co.	3,488	263,065	0.49
General Mills, Inc.	3,772	241,370	0.45
Mondelez International, Inc., Class A	8,806	611,136	1.14

		1,115,571

Health Care Equipment & Supplies
Abbott Laboratories	11,273	1,091,790	2.03
Becton Dickinson & Co.	1,796	464,320	0.86
Boston Scientific Corp.	9,220	486,816	0.91

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Edwards Lifesciences Corp.	3,878	$ 268,668	0.50%
Intuitive Surgical, Inc.	2,264	661,745	1.23
Medtronic PLC	8,520	667,627	1.24
Stryker Corp.	2,206	602,834	1.12

		4,243,800

Health Care Providers & Services
Centene Corp.	3,497	240,873	0.45
Cigna Group	1,899	543,247	1.01
CVS Health Corp.	8,196	572,245	1.07
Elevance Health, Inc.	1,517	660,532	1.23
HCA Healthcare, Inc.	1,332	327,645	0.61
Humana, Inc.	808	393,108	0.73
McKesson Corp.	873	379,624	0.71
UnitedHealth Group, Inc.	5,994	3,022,115	5.63

		6,139,389

Household Products
Colgate-Palmolive Co.	5,063	360,030	0.67
Kimberly-Clark Corp.	2,161	261,157	0.49
Procter & Gamble Co.	15,152	2,210,071	4.11

		2,831,258

Life Sciences Tools & Services
Danaher Corp.	4,456	1,105,534	2.06
Thermo Fisher Scientific, Inc.	2,469	1,249,734	2.33

		2,355,268

Multi-Utilities
Sempra	4,018	273,345	0.51

Pharmaceuticals
Bristol-Myers Squibb Co.	13,540	785,862	1.46
Eli Lilly & Co.	5,181	2,782,871	5.18
Johnson & Johnson	16,810	2,618,158	4.87
Merck & Co., Inc.	16,323	1,680,453	3.13
Pfizer, Inc.	36,258	1,202,678	2.24
Zoetis, Inc.	2,985	519,330	0.97

		9,589,352

Wireless Telecommunication Services
T-Mobile US, Inc.	3,889	544,654	1.01

TOTAL COMMON STOCKS - LONG		$ 42,118,431

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	3,881	$ 743,910	1.39%
General Dynamics Corp.	1,607	355,099	0.66
Northrop Grumman Corp.	983	432,707	0.81
TransDigm Group, Inc.	376	317,017	0.59

		1,848,733

Air Freight & Logistics
FedEx Corp.	1,647	436,323	0.82
United Parcel Service, Class B	4,975	775,453	1.45

		1,211,776

Automobiles
Ford Motor Co.	26,855	333,539	0.62
General Motors Co.	9,525	314,039	0.59
Tesla, Inc.	20,206	5,055,945	9.47

		5,703,523

Building Products
Carrier Global Corp.	5,759	317,897	0.60
Trane Technologies PLC	1,579	320,395	0.60

		638,292

Chemicals
Air Products & Chemicals, Inc.	1,528	433,035	0.81
Ecolab, Inc.	1,765	298,991	0.56
Linde PLC	3,361	1,251,468	2.34
Sherwin-Williams Co.	1,703	434,350	0.81

		2,417,844

Commercial Services & Supplies
Cintas Corp.	631	303,517	0.57
Waste Management, Inc.	2,776	423,173	0.79

		726,690

Electrical Equipment
Eaton Corp. PLC	2,737	583,747	1.09
Emerson Electric Co.	3,939	380,389	0.71

		964,136

Entertainment
Activision Blizzard, Inc.	5,135	480,790	0.90
Netflix, Inc.	3,069	1,158,854	2.17
Walt Disney Co.	12,555	1,017,583	1.91

		2,657,227

Ground Transportation
CSX Corp.	14,189	436,312	0.82
Norfolk Southern Corp.	1,570	309,180	0.58
Uber Technologies, Inc.	12,509	575,289	1.08

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Untion Pacific Corp.	4,215	$ 858,300	1.61%

		2,179,081

Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	2,840	389,676	0.73
Booking Holdings, Inc.	259	798,743	1.50
Chipotle Mexican Grill, Inc.	192	351,711	0.66
Marriott International, Inc., Class A	1,812	356,167	0.67
McDonald’s Corp.	5,018	1,321,942	2.48
Starbucks Corp.	7,910	721,946	1.35

		3,940,185

Industrial Conglomerates
3M Co.	3,766	352,573	0.66
General Electric Co.	7,452	823,819	1.54
Honeywell International, Inc.	4,578	845,740	1.58

		2,022,132

Machinery
Caterpillar, Inc.	3,576	976,248	1.83
Deere & Co.	1,931	728,721	1.36
Illinois Tool Works, Inc.	2,089	481,118	0.90
PACCAR, Inc.	3,605	306,497	0.57
Parker-Hannifin Corp.	875	340,830	0.64

		2,833,414

Media
Comcast Corp., Class A	28,954	1,283,820	2.40

Metals & Mining
Freeport-McMoRan, Inc.	9,787	364,957	0.68

Professional Services
Automatic Data Processing	2,848	685,172	1.28

Specialty Retail
AutoZone, Inc.	128	325,119	0.61
Home Depot, Inc.	6,981	2,109,379	3.95
Lowe’s Cos., Inc.	4,087	849,442	1.59
O’Reilly Automotive, Inc.	426	387,174	0.72
TJX Cos., Inc.	7,955	707,040	1.32

		4,378,154

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	807	311,187	0.58
Nike, Inc., Class B	8,603	822,619	1.54

		1,133,806

TOTAL COMMON STOCKS - LONG		$ 34,988,942

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Allfunds Group PLC	1,664	$ 8,718	0.91%
BAWAG Group AG	206	8,933	0.93
Credit Agricole SA	756	8,844	0.92
Deutsche Bank AG	52	8,579	0.90
FinecoBank Banca Fineco SpA	745	8,580	0.90
KBC Group NV	149	8,808	0.92
Mediobanca Banca di Credito Finanziario SpA	722	9,047	0.94

		61,509

Building Products
Kingspan Group PLC	114	8,068	0.84

Chemicals
Air Liquide SA	50	8,003	0.84
Akzo Nobel NV	118	8,069	0.84
Covestro AG	158	8,059	0.84
DSM-Firmenich AG	108	8,632	0.90
Fuchs Petrolub SE	224	8,253	0.86
OCI NV	317	8,359	0.87
Symrise AG	91	8,215	0.86

		57,590

Construction
Construction	192	8,184	0.85

Containers & Packaging
Vidrala SA	99	8,124	0.85

Diversified Telecommunication Services
Cellnex Telecom SA	269	8,884	0.93
Infrastrutture Wireless Italiane SpA	827	9,316	0.97

		18,200

Electric Utilities
Solaria Energia y Medio Ambiente SA	598	8,763	0.92

Electrical Equipment
Legrand SA	93	8,122	0.85

Energy
NEOEN SA	312	8,609	0.90

Entertainment
CTS Eventim AG & Co. KGaA	177	9,544	1.00
Universal Music Group NV	410	10,134	1.06

		19,678

Financial Services
Adyen NV	12	8,596	0.90
Edenred SE	145	8,615	0.90
Groupe Bruxelles Lambert NV	117	8,258	0.86

		25,469

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food Products
Lotus Bakeries NV	1	$ 8,002	0.84%

Ground Transportation
Schneider National, Inc.	52	8,153	0.85

Health Care Equipment & Supplies
Carl Zeiss Meditec AG	104	8,606	0.90

Health Care Providers & Services
Amplifon SpA	290	8,162	0.85
Eckert & Ziegler	286	9,236	0.96

		17,398

Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	529	8,205	0.86

Industrial REITs
Warehouses De Pauw CVA	346	8,120	0.85

Insurance
Hannover Rueck SE	43	8,986	0.94
Sampo OYJ, A Shares	220	9,004	0.94
Talanx AG	144	8,666	0.91

		26,656

Interactive Media & Services
Scout24 SE	151	9,918	1.04

Office REITs
Gecina SA	90	8,673	0.91
Inmobiliaria Colonial Socimi SA	1,545	8,315	0.87

		16,988

Professional Services
Bureau Veritas SA	342	8,049	0.84
Wolters Kluwer NV	71	8,093	0.85

		16,142

Real Estate Management & Development
CA Immobilien Anlagen AG	273	8,570	0.90
Merlin Properties Socimi SA	1,056	8,431	0.88
VGP NV	91	7,993	0.83

		24,994

Software
Dassault Systemes SE	263	9,277	0.97
Nemetschek SE	158	9,166	0.96
QT GROUP OYJ	171	8,882	0.93
SAP SE	73	8,928	0.93

		36,253

Trading Companies & Distributors
IMCD NV	67	8,067	0.84

TOTAL COMMON STOCKS - LONG		$ 429,818

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Leonardo SpA	698	$ 9,534	0.98%

Automobiles
Mercedes-Benz Group AG	130	8,549	0.88
Schaeffler AG	1,606	8,760	0.90
Stellantis NV	491	8,935	0.92
Volkswagen AG	69	8,630	0.89
Volkswagen AG	79	8,647	0.89

		43,521

Banks
Deutsche Bank AG	885	9,249	0.95
Deutsche Pfandbriefbank AG	1,257	8,461	0.87

		17,710

Beverages
Anheuser-Busch InBev SA	169	8,862	0.91

Building Products
Cie de Saint-Gobain SA	170	9,660	0.99

commercial services and supplies
Ipsos Group S.A	191	8,336	0.86

Construction & Engineering
Bouygues SA	292	9,674	0.99
Eiffage SA	104	9,346	0.96

		19,020

Construction Materials
Heidelberg Materials AG	129	9,513	0.98
Jungheinrich AG	331	9,402	0.97
Konecranes Oyj	308	9,697	1.00
Wienerberger AG	384	9,230	0.95

		37,842

Distributors
D’ieteren Group	72	11,560	1.19

Electrical Equipment
Signify NV	389	9,918	1.02

Entertainment
Bollore SE	1,663	8,465	0.87

Financial Services
Anima Holding SpA	2,353	9,340	0.96
Azimut Holding SpA	431	8,912	0.92

		18,252

Food Products
JDE Peet’s NV	356	9,410	0.97

Health Care Providers & Services
Clariane SE	1,521	8,669	0.89
Fresenius Medical Care AG & Co. KGaA	223	9,094	0.93

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Fresenius SE & Co. KGaA	315	$ 9,274	0.95%

		27,037

Household Durables
SEB SA	96	8,506	0.87

Insurance
Mapfre SA	4,449	8,587	0.88
Unipol Gruppo SPA	1,694	8,678	0.89

		17,265

Machinery
Cargotec OYJ, B Shares	235	9,311	0.96
CNH Industrial NV	761	8,782	0.90
Daimler Truck Holding AG	289	9,472	0.97
Iveco Group NV	1,066	9,449	0.97
KION Group AG	253	9,217	0.95

		46,231

Metals & Mining
Acerinox SA	1,029	9,427	0.97
Aperam SA	340	9,384	0.96
ArcelorMittal SA	391	9,301	0.96
Outokumpu Oyj	2,273	9,022	0.93
Salzgitter AG	374	9,391	0.97
voestalpine AG	347	8,967	0.92

		55,492

Oil, Gas & Consumable Fuels
Saras SpA	6,307	8,549	0.88

Pharmaceuticals
Glanbia Plc	563	8,782	0.90
Sanofi	82	8,335	0.86

		17,117

Real Estate Management & Development
Aroundtown SA	5,496	10,839	1.11
Nexity SA	611	8,533	0.88
Vonovia SE	384	8,760	0.90

		28,132

Semiconductors & Semiconductor Equipment
Siltronic AG	117	9,444	0.97
STMicroelectronics NV	207	8,464	0.87

		17,908

Software
Flow Traders Ltd	509	8,967	0.92

Trading Companies & Distributors
Rexel SA	427	9,103	0.94

TOTAL COMMON STOCKS - LONG		$ 456,397

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Textiles, Apparel & Luxury Goods
Brunello Cucinelli SpA	199	$ 15,161	1.80%
Burberry Group PLC	1,109	25,826	3.07
Cie Financiere Richemont SA, Class A	1,319	161,527	19.22
Hermes International SCA	93	170,402	20.28
Hugo Boss AG	210	13,299	1.58
Kering SA	342	156,299	18.60
LVMH Moet Hennessy Louis Vuitton SE	239	181,029	21.54

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Moncler SpA	813	$ 47,370	5.64%
Salvatore Ferragamo SpA	530	7,031	0.84
Swatch Group AG	150	38,598	4.59
Tapestry, Inc.	693	19,931	2.37
TOD’s SpA	104	3,769	0.45

		840,242

TOTAL COMMON STOCKS - LONG		$ 840,242

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Textron, Inc.	542	$ 42,369	0.43%

Biotechnology
Amgen, Inc.	158	42,597	0.43
United Therapeutics Corp.	188	42,379	0.43

		84,976

Broadline Retail
Macy’s, Inc.	3,709	43,066	0.44

Capital Markets
StoneX Group, Inc	443	42,916	0.44

Chemicals
Koppers Holdings, Inc.	1,066	42,165	0.43

Commercial Services & Supplies
GEO Group, Inc.	5,459	44,652	0.46
MillerKnoll, Inc.	2,273	55,574	0.57

		100,226

Consumer Staples Distribution & Retail
Andersons, Inc.	818	42,149	0.43

Electric Utilities
PNM Resources, Inc.	944	42,115	0.43

Electrical Equipment
Acuity Brands, Inc.	259	44,098	0.45
Encore Wire Corp.	239	43,653	0.45

		87,751

Electronic Equipment, Instruments & Components
Sanmina Corp.	791	42,961	0.44

Energy Equipment & Services
RPC, Inc.	4,717	42,171	0.43

Entertainment
Cinemark Holdings, Inc.	2,464	45,216	0.46

Food Products
Cal-Maine Foods, Inc.	897	43,421	0.44
Fresh Del Monte Produce, Inc.	1,624	41,956	0.43

		85,377

Ground Transportation
Ryder System, Inc.	405	43,332	0.44

Health Care Equipment & Supplies
Avanos Medical, Inc.	2,073	41,924	0.43
OraSure Technologies, Inc.	7,472	44,311	0.45

		86,235

Health Care Providers & Services
Centene Corp.	609	41,974	0.43
Cross Country Healthcare, Inc.	1,713	42,470	0.43

		84,444

Insurance
Corebridge Financial, Inc.	2,203	43,503	0.44

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Universal Insurance Holdings, Inc.	3,188	$ 44,702	0.46%

		88,205

Leisure Products
Vista Outdoor, Inc	1,401	46,393	0.47

Machinery
Mueller Industries, Inc.	559	42,027	0.43
Titan International, Inc.	3,306	44,397	0.45

		86,424

Metals & Mining
Cleveland-Cliffs, Inc.	2,892	45,197	0.46
Olympic Steel, Inc.	823	46,288	0.47
SunCoke Energy, Inc.	4,309	43,735	0.45
Warrior Met Coal, Inc.	875	44,681	0.46

		179,901

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	1,071	41,901	0.43
Vital Energy, Inc.	770	42,686	0.44

		84,587

Professional Services
Concentrix Corp.	559	44,801	0.46
TrueBlue, Inc.	2,956	43,362	0.44

		88,163

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	1,857	41,972	0.43
Diodes, Inc.	536	42,244	0.43
Photronics, Inc.	2,122	42,893	0.44

		127,109

Software
Adeia, Inc.	4,153	44,354	0.45

Specialty Retail
Aaron’s, Inc.	4,238	44,374	0.45
Asbury Automotive Group, Inc.	184	42,229	0.43
Chico’s FAS, Inc.	9,003	67,340	0.69
Designer Brands, Inc., Class A	3,429	43,414	0.44
Group 1 Automotive, Inc.	157	42,224	0.43
Hibbett, Inc.	917	43,550	0.44
Shoe Carnival, Inc.	1,861	44,708	0.46

		327,839

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	2,421	42,049	0.43

Textiles, Apparel & Luxury Goods
Movado Group, Inc.	1,541	42,139	0.43

Trading Companies & Distributors
Boise Cascade Co.	413	42,540	0.43
GMS, Inc	657	41,999	0.43

		84,539

TOTAL COMMON STOCKS - LONG		$ 2,199,171

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(g)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Nippon Express Holdings, Inc.	4,514	$ 235,768	2.22%

Automobile Components
Aisin Corp.	6,781	256,438	2.41

Automobiles
Honda Motor Co. Ltd.	20,263	228,117	2.14
Isuzu Motors Ltd.	17,757	223,492	2.10
Mazda Motor Corp.	20,025	227,374	2.14
Nissan Motor Co. Ltd.	52,589	232,413	2.19
Subaru Corp.	11,592	225,461	2.12

		1,136,857

Banks
Mizuho Financial Group, Inc.	13,073	222,338	2.09
Sumitomo Mitsui Financial Group, Inc.	4,608	226,597	2.13

		448,935

Beverages
Asahi Group Holdings Ltd.	5,838	218,438	2.05
Kirin Holdings Co. Ltd.	16,283	228,092	2.14
Suntory Beverage & Food Ltd.	7,134	217,254	2.04

		663,784

Building Products
AGC, Inc.	6,545	229,706	2.16

Capital Markets
SBI Holdings, Inc.	10,626	223,884	2.10

Construction & Engineering
Kajima Corp.	13,324	217,008	2.04

Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd.	5,647	221,302	2.08

Diversified Communication Services
Nippon Telegraph & Telephone Corp.	196,702	232,502	2.19

Electric Utilities
Kansai Electric Power Co., Inc.	15,008	208,677	1.96

Electronic Equipment, Instruments & Components
TDK Corp.	6,381	236,681	2.23

Financial Services
ORIX Corp.	12,086	225,927	2.12

Insurance
Japan Post Insurance Co. Ltd.	13,649	230,246	2.16

IT Services
NEC Corp.	4,137	228,758	2.15

Machinery
Hitachi Construction Machinery Co. Ltd.	7,133	217,040	2.04

Common Stocks - Long	Shares	Value	Percentage of Basket Value
NGK Insulators Ltd.	17,428	$ 231,187	2.17%

		448,227

Marine Transportation
Kawasaki Kisen Kaisha Ltd.	6,456	220,551	2.07
Mitsui OSK Lines Ltd.	8,085	222,402	2.09
Nippon Yusen KK	8,638	224,672	2.11

		667,625

Media
Dentsu Group, Inc.	7,668	225,808	2.12

Metals & Mining
JFE Holdings, Inc.	15,489	227,135	2.14
Nippon Steel Corp.	9,678	227,033	2.13

		454,168

Paper & Forest Products
Oji Holdings Corp.	53,517	225,300	2.12

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	11,785	226,220	2.13
Otsuka Holdings Co. Ltd.	6,235	221,722	2.08
Shionogi & Co. Ltd.	5,128	229,475	2.16

		677,417

Real Estate Management & Development
Daiwa House Industry Co. Ltd.	8,337	224,034	2.11
Nomura Real Estate Holdings, Inc.	9,199	231,065	2.17
Sumitomo Realty & Development Co. Ltd.	8,435	219,376	2.06

		674,475

Semiconductors & Semiconductor Equipment
SUMCO Corp.	17,534	228,720	2.15

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	13,827	222,900	2.10
Canon, Inc.	9,464	228,344	2.15
Ricoh Co. Ltd.	26,959	232,849	2.19
Seiko Epson Corp.	14,951	235,113	2.21

		919,206

Trading Companies & Distributors
Mitsubishi Corp.	4,581	218,546	2.05
Mitsui & Co. Ltd.	6,091	221,086	2.08
Sumitomo Corp.	11,103	221,749	2.08
Toyota Tsusho Corp.	3,834	225,712	2.12

		887,093

Wireless Telcommunication Services
KDDI Corp.	7,555	231,454	2.18

TOTAL COMMON STOCKS - LONG		$ 10,635,966

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(h)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment, Inc.	371	$ 41,378	0.43%

Automobile Components
XPEL, Inc.	531	40,961	0.43

Banks
City Holding Co.	458	41,359	0.43
ServisFirst Bancshares, Inc.	804	41,966	0.44

		83,325

Biotechnology
Ionis Pharmaceuticals, Inc.	963	43,682	0.46
Roivant Sciences Ltd.	3,660	42,750	0.45

		86,432

Building Products
Lennox International, Inc.	110	41,104	0.43

Capital Markets
FactSet Research Systems, Inc.	97	42,249	0.44

Commercial Services & Supplies
Rollins, Inc.	1,116	41,657	0.44

Communications Equipment
Arista Networks, Inc.	224	41,146	0.43

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	74	41,961	0.44

Containers & Packaging
AptarGroup, Inc.	328	41,030	0.43
Avery Dennison Corp.	229	41,805	0.44

		82,835

Diversified REITs
Glaukos Corp.	550	41,394	0.43

Electric Utilities
Constellation Energy Corp.	376	41,003	0.43

Electrical Equipment
Vicor Corp.	706	41,555	0.43

Entertainment
ROBLOX Corp., Class A	1,481	42,877	0.45

Ground Transportation
Old Dominion Freight Line, Inc.	101	41,276	0.43

Health Care Providers & Services
HealthEquity, Inc.	599	43,729	0.46
Progyny, Inc.	1,208	41,093	0.43

		84,822

Hotels, Restaurants & Leisure
Wingstop, Inc.	243	43,622	0.46

Household Durables
Garmin Ltd.	389	40,964	0.43

Insurance
Erie Indemnity Co., Class A	145	42,525	0.44
Goosehead Insurance, Inc., Class A	572	42,597	0.45

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Kinsale Capital Group, Inc.	101	$ 41,756	0.44%

		126,878

Interactive Media & Services
Pinterest, Inc., Class A	1,607	43,444	0.45
QuinStreet, Inc.	4,607	41,322	0.43

		84,766

IT Services
Cloudflare, Inc., Class A	658	41,507	0.43

Leisure Products
Five Below, Inc.	260	41,816	0.44
Peloton Interactive, Inc., Class A	8,199	41,404	0.43

		83,220

Media
TechTarget, Inc.	1,413	42,890	0.45

Oil, Gas & Consumable Fuels
New Fortress Energy, Inc.	1,312	43,001	0.45
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	488	41,840	0.44
Texas Pacific Land Corp.	23	42,546	0.44

		127,387

Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	89	41,124	0.43
NVIDIA Corp.	94	40,945	0.43
PDF Solutions, Inc.	1,305	42,275	0.44
Universal Display Corp.	262	41,087	0.43

		165,431

Software
Atlassian Corp., Class A	204	41,013	0.43
Crowdstrike Holdings, Inc., Class A	250	41,804	0.44
Elastic NV	528	42,879	0.45
Manhattan Associates, Inc.	208	41,069	0.43
Palantir Technologies, Inc., Class A	2,696	43,128	0.45
Paycore HCM, Inc.	1,812	41,377	0.43
Procore Technologies, Inc.	646	42,175	0.44
Zscaler, Inc.	265	41,187	0.43

		334,632

Specialty Retail
Valvoline, Inc.	1,289	41,541	0.43

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	648	42,748	0.45

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	429	41,048	0.43

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.	259	42,348	0.44

TOTAL COMMON STOCKS - LONG		$ 2,094,957

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(i)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Rakuten Group, Inc.	51,454	$ 211,142	2.25%

Building Products
Daikin Industries Ltd.	1,233	193,799	2.06

Capital Markets
Japan Exchange Group, Inc.	11,867	220,323	2.35

Chemicals
JSR Corp.	7,622	204,919	2.18
Nippon Paint Holdings Co. Ltd.	26,388	177,676	1.89
Nissan Chemical Corp.	4,788	203,794	2.17

		586,389

Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	8,713	204,457	2.18

Diversified REITs
Nomura Real Estate Master Fund, Inc.	181	202,552	2.16

Electric Utilities
Tokyo Electric Power Co. Holdings, Inc.	48,039	215,036	2.29

Electrical Equipment
Nidec Corp.	4,170	193,460	2.06

Electronic Equipment, Instruments & Components
Keyence Corp.	525	195,039	2.08

Entertainment
Capcom Co. Ltd.	5,061	182,407	1.94
Toho Co. Ltd.	5,429	185,388	1.98

		367,795

Financial Services
GMO Payment Gateway, Inc.	3,516	192,430	2.05

Food Products
Kikkoman Corp.	3,687	193,591	2.06

Ground Transportation
Keio Corp.	5,926	203,932	2.17
Keisei Electric Railway Co. Ltd.	5,439	188,558	2.01

		392,490

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	10,118	182,024	1.94

Health Care Technology
M3, Inc.	11,029	200,481	2.14

Hotels, Restaurants & Leisure
McDonald’s Holdings Co. Japan Ltd.	5,345	204,257	2.18
Oriental Land Co. Ltd.	5,894	193,637	2.06
Zensho Holdings Co. Ltd.	4,565	198,556	2.12

		596,450

Household Products
Unicharm Corp.	5,429	192,266	2.05

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Industrial REITs
Nippon Prologis, Inc.	108	$ 202,053	2.15%

Insurance
MS&AD Insurance Group Holdings, Inc.	5,557	204,376	2.18
T&D Holdings, Inc.	12,442	205,513	2.19
Tokio Marine Holdings, Inc.	9,029	209,387	2.23

		619,276

IT Services
Nomura Research Institute Ltd.	7,270	189,421	2.02
OBIC Co. Ltd.	1,239	188,095	2.00

		377,516

Leisure Products
Bandai Namco Holdings, Inc.	9,521	193,839	2.07

Macinery
Daifuku Co. Ltd.	11,352	214,975	2.29
FANUC Corp.	7,540	196,466	2.09
Hoshizaki Corp.	5,405	187,920	2.00
SMC Corp.	441	197,677	2.11
Yaskawa Electric Corp.	5,367	193,785	2.06

		990,823

Office REITs
Japan Real Estate Investment Corp.	52	203,133	2.16

Personal Care Products
Shiseido Co. Ltd.	5,451	191,531	2.04

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	7,355	202,125	2.15

Professional Services
BayCurrent Consulting, Inc.	6,076	203,264	2.17
Recruit Holdings Co. Ltd.	5,994	184,904	1.97

		388,168

Semiconductors & Semiconductor Equipment
Advantest Corp.	7,449	208,441	2.22
Disco Corp.	1,180	217,889	2.32
Lasertec Corp.	1,457	226,895	2.42

		653,225

Software
Oracle Corp.	3,003	223,121	2.38

Specialty Retail
Fast Retailing Co. Ltd.	905	197,356	2.10

Trading Companies & Distributors
MonotaRO Co. Ltd.	19,657	210,569	2.24

Wireless Telecommunication Services
SoftBank Group Corp.	4,576	194,013	2.07

TOTAL COMMON STOCKS - LONG		$ 9,386,472

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(j)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment, Inc.	430	$ 48,010	0.50%

Air Freight & Logistics
Expeditors International of Washington, Inc.	420	48,113	0.51

Automobile Components
XPEL, Inc.	657	50,659	0.53

Banks
BancFirst Corp.	556	48,219	0.51
Bank of Hawaii Corp.	999	49,619	0.52
City Holding Co.	543	49,030	0.52
Commerce Bancshares, Inc.	1,044	50,096	0.53
Glacier Bancorp, Inc.	1,701	48,474	0.51
ServisFirst Bancshares, Inc.	934	48,752	0.51
Triumph Financial, Inc.	748	48,466	0.51

		342,656

Biotechnology
Ironwood Pharmaceuticals, Inc.	5,906	56,871	0.60

Capital Markets
FactSet Research Systems, Inc.	114	50,018	0.53

Commercial Services & Supplies
Rollins, Inc.	1,351	50,415	0.53

Communications Equipment
Calix, Inc.	1,052	48,244	0.51

Consumer Finance
PRA Group, Inc.	2,511	48,228	0.51

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	87	49,320	0.52

Containers & Packaging
AptarGroup, Inc.	384	48,024	0.50
Avery Dennison Corp.	269	49,220	0.52

		97,244

Diversified REITs
Glaukos Corp.	642	48,318	0.51

Electric Utilities
Constellation Energy Corp.	444	48,381	0.51

Electronic Equipment, Instruments & Components
Cognex Corp.	1,128	47,889	0.50

Energy Equipment & Services
Valaris PLC	677	50,785	0.53

Entertainment
Madison Square Garden Sports Corp.	284	50,047	0.53

Health Care Providers & Services
HealthEquity, Inc	696	50,877	0.53

Health Care Technology
Simulations Plus, Inc.	1,165	48,582	0.51

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Wingstop, Inc.	294	$ 52,953	0.56%

Household Durables
Garmin, Ltd.	462	48,614	0.51

Household Products
WD-40 Co.	239	48,546	0.51

Insurance
Arthur J Gallagher & Co.	213	48,648	0.51
Erie Indemnity Co., Class A	172	50,651	0.53
Goosehead Insurance, Inc., Class A	669	49,844	0.52
Kinsale Capital Group, Inc.	118	48,729	0.51
Progressive Corp.	355	49,505	0.52
Trupanion, Inc.	1,712	48,267	0.51

		295,644

IT Services
VeriSign, Inc.	241	48,846	0.51

Leisure Products
YETI Holdings, Inc.	1,040	50,132	0.53

Municipal Government Obligation
Lancaster Industrial Development Authority	301	49,730	0.52

Oil, Gas & Consumable Fuels
Antero Midstream Partners LP/Antero Midstream Finance Corp.	4,212	50,465	0.53
Equitrans Midstream Corp.	5,245	49,148	0.52
ONEOK, Inc	756	47,949	0.50
Targa Resources Corp.	582	49,880	0.52
Williams Cos., Inc.	1,448	48,780	0.51

		246,222

Semiconductors & Semiconductor Equipment
PDF Solutions, Inc.	1,504	48,720	0.51
SiTime Corp.	442	50,491	0.53

		99,211

Software
Agilysys, Inc.	727	48,083	0.51

Specialty Retail
Five Below, Inc.	305	49,024	0.52

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	759	50,024	0.53

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	504	48,191	0.51

Trading Companies & Distributors
Fastenal Co.	893	48,816	0.51
Watsco, Inc.	139	52,491	0.55

		101,307

TOTAL COMMON STOCKS - LONG		$ 2,471,184

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

(k)	The significant reference entities underlying the corresponding total return swap as of September 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Associated Banc-Corp.	2,914	$ 49,859	0.50%

Capital Markets
StoneX Group, Inc.	535	51,885	0.52

Chemicals
AdvanSix, Inc.	1,604	49,855	0.50
FutureFuel Corp.	6,979	50,037	0.51
Koppers Holdings, Inc.	1,297	51,283	0.52

		151,175

Commercial Services & Supplies
GEO Group, Inc.	6,756	55,267	0.56
MillerKnoll, Inc.	2,921	71,418	0.72

		126,685

Consumer Staples Distribution & Retail
Andersons, Inc.	976	50,254	0.51
Walgreens Boots Alliance, Inc.	2,276	50,624	0.51

		100,878

Containers & Packaging
Westrock Co.	1,432	51,273	0.52

Diversified Telecommunication Services
AT&T, Inc.	3,360	50,460	0.51

Electrical Equipment
Acuity Brands, Inc.	309	52,554	0.53
Encore Wire Corp.	292	53,284	0.54

		105,838

Electronic Equipment, Instruments & Components
Sanmina Corp.	917	49,761	0.50

Energy Equipment & Services
ProPetro Holding Corp.	4,811	51,138	0.52
RPC, Inc.	5,835	52,165	0.53
US Silica Holdings, Inc.	3,649	51,225	0.52

		154,528

Entertainment
Cinemark Holdings, Inc.	3,030	55,598	0.56

Food Products
Fresh Del Monte Produce, Inc.	1,948	50,339	0.51

Ground Transportation
Ryder System, Inc.	503	53,768	0.54

Health Care Providers & Services
Centene Corp.	734	50,587	0.51
Cross Country Healthcare, Inc.	2,057	50,981	0.52

		101,568

Health Care Technology
Computer Programs & Systems, Inc.	3,330	53,076	0.54

Hotels, Restaurants & Leisure
Brinker International, Inc.	1,597	50,458	0.51
Penn Entertainment, Inc.	2,248	51,590	0.52

		102,048

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
CNO Financial Group, Inc.	2,104	$ 49,916	0.50%
Genworth Financial, Inc., Class A	8,680	50,864	0.51

		100,780

IT Services
DXC Technology Co.	2,389	49,760	0.50

Leisure Products
Vista Outdoor, Inc.	1,752	58,032	0.59

Life Sciences Tools & Services
Fortrea Holdings, Inc.	1,841	52,628	0.53
Revvity, Inc.	453	50,144	0.51

		102,772

Machinery
Mueller Industries, Inc.	675	50,738	0.51
Titan International, Inc.	4,194	56,330	0.57

		107,068

Media
AMC Networks, Inc., Class A	4,475	52,719	0.53

Metals & Mining
Cleveland-Cliffs, Inc.	3,462	54,112	0.55
SunCoke Energy, Inc.	5,337	54,171	0.55

		108,283

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	1,272	49,747	0.50
Ovintiv, Inc.	1,069	50,832	0.51
Warrior Met Coal, Inc.	1,143	58,395	0.59

		158,974

Professional Services
Concentrix Corp.	675	54,072	0.55
Heidrick & Struggles International, Inc.	1,994	49,897	0.50

		103,969

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	2,228	50,363	0.51

Software
Adeia, Inc.	5,240	55,959	0.57

Specialty Retail
Aaron’s, Inc.	4,754	49,779	0.50
Chico’s FAS, Inc.	10,768	80,547	0.81
Designer Brands, Inc., Class A	3,972	50,290	0.51
Group 1 Automotive, Inc.	187	50,189	0.51
Hibbett, Inc.	1,118	53,094	0.54
Shoe Carnival, Inc.	2,332	56,032	0.57

		339,931

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.	2,012	50,128	0.51

TOTAL COMMON STOCKS - LONG		$ 2,647,477

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	63	12/29/2023	$12,802,903	$12,770,789	$—	$(32,114)
5-Year U.S. Treasury Notes	143	12/29/2023	15,057,366	15,066,391	9,025	—
10-Year Australia Treasury Bonds	327	12/15/2023	24,165,997	23,541,676	—	(624,321)
10-Year Canada Government Bonds	3	12/18/2023	261,157	254,291	—	(6,866)
10-Year Korea Government Bonds	67	12/19/2023	5,389,750	5,357,418	—	(32,332)
30-Year U.S. Treasury Bonds	61	12/19/2023	7,351,075	6,940,656	—	(410,419)
Brent Crude Oil(P)	129	10/31/2023	10,277,688	11,893,800	1,616,112	—
German Euro BOBL	53	12/07/2023	6,577,368	6,485,965	—	(91,403)
German Euro Schatz	210	12/07/2023	23,410,321	23,310,144	—	(100,177)
MSCI Emerging Markets Index	37	12/15/2023	1,831,298	1,767,675	—	(63,623)
Nikkei 225 Index	3	12/07/2023	323,863	319,443	—	(4,420)
U.S. Treasury Ultra Bonds	52	12/19/2023	6,614,945	6,171,750	—	(443,195)

Total					$1,625,137	$(1,808,870)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(114)	12/13/2023	$(111,320,472)	$(110,582,441)	$738,031	$—
10-Year U.S. Treasury Bonds	(75)	12/19/2023	(8,600,630)	(8,367,187)	233,443	—
10-Year U.S. Treasury Notes	(117)	12/19/2023	(12,778,806)	(12,643,313)	135,493	—
EURO STOXX 50® Index	(106)	12/15/2023	(4,774,834)	(4,711,360)	63,474	—
Euro-BTP Italy Government Bonds	(194)	12/07/2023	(23,273,663)	(22,506,338)	767,325	—
FTSE 100 Index	(1)	12/15/2023	(92,427)	(93,594)	—	(1,167)
German Euro Bund	(101)	12/07/2023	(14,159,229)	(13,736,470)	422,759	—
S&P 500® E-Mini Index	(33)	12/15/2023	(7,304,909)	(7,137,075)	167,834	—

Total					$2,528,359	$(1,167)

Total Futures Contracts					$4,153,496	$(1,810,037)

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/10/2023	USD	869,325	CNY	6,300,000	$3,419	$—
BCLY	11/10/2023	CHF	2,359,268	USD	2,720,501	—	(131,699)
BCLY	12/14/2023	USD	4,963,195	EUR	4,613,085	68,768	—
BCLY	12/14/2023	USD	146,881	HKD	1,147,608	92	—
BCLY	12/14/2023	USD	38,525	SGD	52,299	134	—
BCLY	12/14/2023	SEK	41,839,933	USD	3,777,309	66,537	—
BCLY	12/14/2023	MXN	18,065,315	USD	1,028,747	—	(5,293)
BCLY	12/14/2023	JPY	191,204,339	USD	1,317,833	—	(22,214)
BNP	11/10/2023	USD	789,471	COP	3,295,250,000	—	(8,868)
BNP	11/10/2023	USD	2,080,282	EUR	1,911,437	55,933	—
BNP	11/10/2023	USD	2,786,528	IDR	42,335,716,000	47,460	—
BNP	11/10/2023	USD	951,149	JPY	140,992,000	1,132	—
BNP	11/10/2023	USD	276,434	THB	9,493,668	14,793	—
BNP	11/10/2023	CNY	48,277,000	USD	6,794,984	—	(159,532)
BNP	11/10/2023	EUR	7,238,638	USD	8,017,103	—	(350,864)
BNP	11/10/2023	JPY	268,891,409	USD	1,865,756	—	(53,941)
BNP	12/14/2023	USD	438,414	BRL	2,218,332	1,239	—
BNP	12/14/2023	USD	801,591	CAD	1,085,493	1,456	—
BNP	12/14/2023	USD	42,507,072	CNY	309,044,695	—	(116,744)
BNP	12/14/2023	USD	3,151,740	EUR	2,929,385	43,698	—
BNP	12/14/2023	USD	288,691	GBP	231,557	6,021	—
BNP	12/14/2023	USD	245,725	HKD	1,919,889	155	—
BNP	12/14/2023	USD	8,908,881	TWD	284,139,849	23,170	—
BNP	12/14/2023	CLP	185,762,384	USD	207,414	418	—
BNP	12/14/2023	INR	3,677,809	USD	44,036	101	—
BNP	12/14/2023	COP	437,501,613	USD	105,798	—	(593)
BNP	12/14/2023	MXN	185,814,983	USD	10,583,527	—	(56,553)
BNP	12/14/2023	AUD	2,075,304	USD	1,337,749	73	—
BNP	12/14/2023	CZK	2,606,976	USD	113,344	—	(599)
BOA	12/14/2023	JPY	15,299,909	USD	105,451	—	(1,778)
CITI	11/10/2023	SEK	15,885,010	USD	1,501,891	—	(45,502)
CITI	11/10/2023	CAD	705,232	USD	521,067	—	(1,550)
GSI	11/10/2023	USD	779,703	HUF	282,752,876	17,800	—
GSI	11/10/2023	USD	617,667	MYR	2,790,000	21,753	—
GSI	11/10/2023	PEN	1,940,000	USD	520,973	—	(9,972)
GSI	11/10/2023	KRW	5,170,194,834	USD	3,998,511	—	(158,545)
GSI	11/10/2023	RON	1,821,720	USD	403,624	—	(16,761)
GSI	11/10/2023	PLN	1,805,988	USD	445,892	—	(32,958)
GSI	11/10/2023	MXN	19,880,416	USD	1,150,533	—	(17,687)
GSI	11/10/2023	JPY	4,304,499	USD	29,082	—	(78)
GSI	12/14/2023	USD	18,990,210	BRL	95,991,715	72,741	—
GSI	12/14/2023	USD	8,196	DKK	56,765	114	—
GSI	12/14/2023	USD	18,172	HKD	141,973	13	—
GSI	12/14/2023	USD	11,989	NOK	127,996	—	(2)
GSI	12/14/2023	USD	175,830	SGD	238,681	625	—
GSI	12/14/2023	CHF	2,216,999	USD	2,507,438	—	(64,836)
GSI	12/14/2023	JPY	286,860,541	USD	1,977,123	—	(33,329)
GSI	12/14/2023	SEK	9,746,514	USD	879,979	15,436	—
GSI	12/14/2023	MXN	76,842,861	USD	4,375,846	—	(22,468)
JPM	11/10/2023	USD	714,952	CAD	954,366	11,907	—
JPM	11/10/2023	USD	1,927,067	MXN	33,612,869	11,704	—
JPM	11/10/2023	USD	2,998,283	NZD	4,891,805	66,335	—
JPM	11/10/2023	COP	1,968,580,000	USD	460,815	16,112	—
JPM	11/10/2023	NOK	2,802,623	USD	275,963	—	(13,657)
JPM	11/10/2023	DKK	850,698	USD	126,120	—	(5,268)

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	11/10/2023	SGD	457,617	USD	343,906	$—	$(8,532)
JPM	11/10/2023	MXN	19,929,807	USD	1,152,018	—	(16,357)
JPM	12/14/2023	USD	609,659	CAD	825,587	1,106	—
JPM	12/14/2023	USD	1,867,322	CNH	13,594,637	—	(1,682)
JPM	12/14/2023	USD	275,647	DKK	1,909,451	3,793	—
JPM	12/14/2023	USD	23,586,144	EUR	21,974,661	271,294	—
JPM	12/14/2023	USD	2,189,335	GBP	1,755,959	45,779	—
JPM	12/14/2023	USD	5,707,697	NZD	9,675,820	—	(91,700)
JPM	12/14/2023	USD	333,067	SEK	3,620,842	419	—
JPM	12/14/2023	USD	351,021	SGD	476,481	1,259	—
JPM	12/14/2023	MXN	59,194,225	USD	3,367,526	—	(13,997)
JPM	12/14/2023	CHF	2,095,462	USD	2,369,961	—	(61,264)
JPM	12/14/2023	JPY	138,685,918	USD	955,858	—	(16,109)
JPM	12/14/2023	AUD	4,909,315	USD	3,160,363	4,374	—
JPM	12/14/2023	SEK	4,074,962	USD	367,881	6,487	—
JPM	12/14/2023	EUR	1,807,841	USD	1,916,999	1,099	—
SCB	11/10/2023	CAD	3,364,345	USD	2,468,215	10,170	—
SSB	11/10/2023	USD	494,435	GBP	405,000	176	—
SSB	12/14/2023	USD	552,629	EUR	513,637	7,667	—
SSB	12/14/2023	USD	94,321	HUF	34,446,259	1,957	—
UBS	11/10/2023	USD	3,660,692	AUD	5,559,643	80,980	—
UBS	11/10/2023	USD	242,599	CAD	327,712	1,186	—
UBS	11/10/2023	USD	6,874,804	GBP	5,389,570	297,408	—
UBS	11/10/2023	USD	926,611	SEK	10,340,186	—	(21,411)
UBS	11/10/2023	JPY	1,172,241,649	USD	8,346,705	—	(448,031)
UBS	11/10/2023	HUF	3,390,900	USD	9,450	—	(312)
UBS	11/10/2023	KRW	923,080,000	USD	703,165	—	(17,582)
UBS	11/10/2023	IDR	17,838,800,000	USD	1,157,537	—	(3,389)
UBS	11/10/2023	CNY	5,125,000	USD	712,498	—	(8,091)
UBS	12/14/2023	USD	822,888	CAD	1,114,316	1,507	—
UBS	12/14/2023	USD	5,320,292	EUR	4,944,969	73,740	—
UBS	12/14/2023	USD	574,628	HKD	4,491,213	163	—
UBS	12/14/2023	USD	2,462,155	JPY	363,655,352	—	(2,008)
UBS	12/14/2023	USD	958,826	KRW	1,283,933,213	3,149	—
UBS	12/14/2023	USD	273,937	NOK	2,924,375	—	(32)
UBS	12/14/2023	USD	16,728,135	NZD	28,357,336	—	(268,402)
UBS	12/14/2023	USD	155,215	SGD	210,718	536	—
UBS	12/14/2023	USD	8,852	THB	313,832	175	—
UBS	12/14/2023	IDR	867,667,177	USD	56,478	—	(346)
UBS	12/14/2023	AUD	167,696	USD	108,007	97	—
UBS	12/14/2023	MXN	50,076,150	USD	2,851,717	—	(14,753)
UBS	12/14/2023	TRY	648,046	USD	22,232	—	(507)
UBS	12/14/2023	SEK	5,736,056	USD	517,834	9,140	—
UBS	12/14/2023	ILS	1,662,618	USD	438,800	—	(1,251)
UBS	12/14/2023	GBP	226,307	USD	276,289	—	(28)
UBS	12/14/2023	NZD	1,950,884	USD	1,171,293	—	(1,992)
UBS	12/14/2023	USD	119,961	ZAR	2,290,700	—	(214)
WEST	11/10/2023	USD	2,262,537	CAD	3,055,226	11,868	—
WEST	11/10/2023	USD	16,824	GBP	13,375	501	—

Total						$1,405,169	$(2,329,281)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	28.9%	$283,475,978
Banks	6.8	66,837,031
U.S. Government Obligations	5.2	51,401,818
U.S. Government Agency Obligations	4.6	44,863,564
Oil, Gas & Consumable Fuels	2.3	22,956,258
Pharmaceuticals	1.9	18,782,016
Mortgage-Backed Securities	1.8	17,849,785
Software	1.8	17,511,938
Insurance	1.6	15,548,374
Semiconductors & Semiconductor Equipment	1.5	15,091,993
Electric Utilities	1.2	11,984,309

Transamerica Series Trust	Page 33

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Technology Hardware, Storage & Peripherals	1.1%		$10,528,850
Capital Markets	1.0		10,230,596
Diversified Telecommunication Services	1.0		9,324,986
Health Care Equipment & Supplies	0.9		8,677,387
Interactive Media & Services	0.9		8,452,661
Hotels, Restaurants & Leisure	0.8		7,905,435
Financial Services	0.8		7,720,456
Chemicals	0.8		7,623,862
Metals & Mining	0.7		6,667,897
Automobiles	0.7		6,580,825
Food Products	0.7		6,433,739
Health Care Providers & Services	0.6		6,235,314
Broadline Retail	0.6		5,872,573
Machinery	0.5		5,292,093
Wireless Telecommunication Services	0.5		5,178,632
Textiles, Apparel & Luxury Goods	0.5		5,122,553
Aerospace & Defense	0.5		4,782,526
Beverages	0.5		4,670,084
Biotechnology	0.5		4,646,634
Consumer Staples Distribution & Retail	0.5		4,594,677
Professional Services	0.4		4,176,006
Specialty Retail	0.4		4,032,340
IT Services	0.3		3,293,715
Paper & Forest Products	0.3		3,192,445
Real Estate Management & Development	0.3		3,079,952
Electrical Equipment	0.3		2,994,350
Ground Transportation	0.3		2,989,519
Life Sciences Tools & Services	0.3		2,876,228
Personal Care Products	0.3		2,719,816
Industrial Conglomerates	0.3		2,712,243
Media	0.3		2,689,570
Specialized REITs	0.3		2,585,443
Household Products	0.3		2,574,883
Internet & Catalog Retail	0.3		2,525,621
Asset-Backed Securities	0.2		2,369,196
Entertainment	0.2		2,358,866
Building Products	0.2		2,346,916
Multi-Utilities	0.2		2,254,516
Tobacco	0.2		2,048,128
Commercial Services & Supplies	0.2		2,009,239
Electronic Equipment, Instruments & Components	0.2		1,891,199
Industrial REITs	0.2		1,738,345
Communications Equipment	0.2		1,574,608
Air Freight & Logistics	0.2		1,527,774
Trading Companies & Distributors	0.1		1,357,222
Construction & Engineering	0.1		1,334,619
Construction Materials	0.1		1,168,412
Consumer Finance	0.1		1,148,301
Retail REITs	0.1		800,160
Household Durables	0.1		696,346
Energy Equipment & Services	0.1		652,460
Automobile Components	0.1		629,136
Residential REITs	0.1		598,415
Containers & Packaging	0.1		574,293
Municipal Government Obligation	0.1		542,089
Transportation Infrastructure	0.1		515,127
Independent Power & Renewable Electricity Producers	0.0	(F)	481,098
Gas Utilities	0.0	(F)	439,459
Marine Transportation	0.0	(F)	314,335
Diversified REITs	0.0	(F)	284,926
Water Utilities	0.0	(F)	273,375
Health Care REITs	0.0	(F)	266,885
Distributors	0.0	(F)	220,877
Office REITs	0.0	(F)	212,224
Passenger Airlines	0.0	(F)	201,576
Health Care Technology	0.0	(F)	117,594
Diversified Consumer Services	0.0	(F)	101,336

Transamerica Series Trust	Page 34

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Leisure Products	0.0	(F) %	$61,283
Hotel & Resort REITs	0.0	(F)	43,019
Mortgage Real Estate Investment Trusts	0.0	(F)	34,084

Investments	79.3		778,474,413
Short-Term Investments	20.7		203,804,669

Total Investments	100.0%		$982,279,082

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$159,970,030	$121,224,028	$276,607	$281,470,665
Preferred Stocks	—	685,092	—	685,092
Warrant	—	—	0	0
Asset-Backed Securities	—	2,369,196	—	2,369,196
Convertible Bonds	—	4,780	174,000	178,780
Corporate Debt Securities	—	94,566,903	1,070,543	95,637,446
Foreign Government Obligations	—	283,475,978	—	283,475,978
Mortgage-Backed Securities	—	17,849,785	—	17,849,785
Municipal Government Obligation	—	542,089	—	542,089
U.S. Government Agency Obligations	—	44,863,564	—	44,863,564
U.S. Government Obligations	—	51,401,818	—	51,401,818
Short-Term U.S. Government Obligations	—	2,266,050	—	2,266,050
Other Investment Company	3,636,024	—	—	3,636,024
Repurchase Agreements	—	197,902,595	—	197,902,595

Total Investments	$163,606,054	$817,151,878	$1,521,150	$982,279,082

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$350,185	$—	$350,185
Over-the-Counter Total Return Swap Agreements	—	11,345,133	—	11,345,133
Futures Contracts (V)	4,153,496	—	—	4,153,496
Forward Foreign Currency Contracts (V)	—	1,405,169	—	1,405,169

Total Other Financial Instruments	$4,153,496	$13,100,487	$—	$17,253,983

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(17,708,173)	$—	$(17,708,173)
Futures Contracts (V)	(1,810,037)	—	—	(1,810,037)
Forward Foreign Currency Contracts (V)	—	(2,329,281)	—	(2,329,281)

Total Other Financial Instruments	$(1,810,037)	$(20,037,454)	$—	$(21,847,491)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (H)	$—	$—	$193,347	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,350,249, collateralized by cash collateral of $3,636,024 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,150,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Restricted security. At September 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)

Transamerica Series Trust	Page 35

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $1,566,935, representing 0.2% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $38,475,044, representing 3.9% of the Portfolio’s net assets.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at September 30, 2023.
(K)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2023, the total value of such securities is $178,780, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the total value of Regulation S securities is $126,625,411, representing 12.7% of the Portfolio’s net assets.
(N)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Perpetual maturity. The date displayed is the next call date.
(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,266,050.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognized transfers in and out of Level 3 as of September 30, 2023. Please reference the Investment Valuation section of the Notes to Consolidated Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar

Transamerica Series Trust	Page 36

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS (continued):

USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CNRR	China Reverse Repo Rate
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced

Transamerica Series Trust	Page 37

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 38

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 39